                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004

                                   Aston Funds
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400

                       Date of fiscal year end: October 31

                   Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

Aston Funds

MONTAG & CALDWELL GROWTH FUND                                   JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    22%
CONSUMER STAPLES                          19%
ENERGY                                    16%
CONSUMER DISCRETIONARY                    15%
HEALTH CARE                               11%
INDUSTRIALS                                9%
FINANCIALS                                 4%
CASH & NET OTHER ASSETS AND LIABILITIES    4%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
 COMMON STOCKS - 96.73%
               CONSUMER DISCRETIONARY - 14.99%
   1,778,700   Carnival .....................................   $     79,525,678
     929,200   Coach ........................................         50,260,428
   1,387,600   McDonald's ...................................        102,224,492
   1,122,313   NIKE, Class B ................................         92,568,376
   1,516,000   TJX ..........................................         71,843,240
   2,254,421   Walt Disney ..................................         87,629,344
                                                                ----------------
                                                                     484,051,558
                                                                ----------------
               CONSUMER STAPLES - 19.06%
   2,254,500   Coca-Cola ....................................        141,695,325
     399,300   Colgate-Palmolive ............................         30,654,261
   1,435,300   Costco Wholesale .............................        103,111,952
   2,844,300   Kraft Foods, Class A .........................         86,950,251
   1,886,992   PepsiCo ......................................        121,352,456
   2,090,000   Procter & Gamble .............................        131,941,700
                                                                ----------------
                                                                     615,705,945
                                                                ----------------
               ENERGY - 16.14%
     829,700   Apache .......................................         99,032,992
   1,740,200   Cameron International * ......................         92,752,660
   1,638,600   Halliburton ..................................         73,737,000
   1,165,900   Occidental Petroleum .........................        112,719,212
   1,606,600   Schlumberger .................................        142,971,334
                                                                ----------------
                                                                     521,213,198
                                                                ----------------
               FINANCIALS - 4.07%
   2,927,300   JPMorgan Chase ...............................        131,552,862
                                                                ----------------
               HEALTH CARE - 10.93%
   1,995,100   Abbott Laboratories ..........................         90,098,716
   1,756,600   Allergan .....................................        124,033,526
   2,413,200   Stryker ......................................        138,903,792
                                                                ----------------
                                                                     353,036,034
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               INDUSTRIALS - 9.30%
   1,404,200   Emerson Electric .............................   $     82,679,296
   1,667,600   Fluor ........................................        115,381,244
   1,430,000   United Parcel Service, Class B ...............        102,416,600
                                                                ----------------
                                                                     300,477,140
                                                                ----------------
               INFORMATION TECHNOLOGY - 22.24%
   2,280,800   Accenture, Class A ...........................        117,392,776
     342,240   Apple * ......................................        116,128,877
   1,802,700   Broadcom, Class A ............................         81,283,743
     242,270   Google, Class A * ............................        145,449,217
   3,469,200   Oracle .......................................        111,118,476
   2,716,924   QUALCOMM .....................................        147,067,096
                                                                ----------------
                                                                     718,440,185
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $2,576,987,257)......................      3,124,476,922
                                                                ----------------
INVESTMENT COMPANY - 3.05%
  98,306,704   BlackRock Liquidity Funds
                  TempCash Portfolio ........................         98,306,704
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $98,306,704) ........................         98,306,704
                                                                ----------------
               TOTAL INVESTMENTS - 99.78%
                  (Cost $2,675,293,961)** ...................      3,222,783,626
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 0.22% ....................          7,228,353
                                                                ----------------
NET ASSETS - 100.00% ........................................   $  3,230,011,979
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation........   $557,383,518
Gross unrealized depreciation........    (9,893,853)
                                        ------------
Net unrealized appreciation..........   $547,489,665
                                        ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                       | 1

Aston Funds

VEREDUS SELECT GROWTH FUND                                      JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CONSUMER DISCRETIONARY                    23%
INFORMATION TECHNOLOGY                    21%
FINANCIALS                                15%
ENERGY                                    14%
CASH & NET OTHER ASSETS AND LIABILITIES   13%
INDUSTRIALS                               10%
HEALTH CARE                                4%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 86.56%
               CONSUMER DISCRETIONARY - 22.70%
      36,375   BorgWarner * .................................   $      2,452,766
     151,250   CBS, Class B .................................          2,999,287
     284,250   Ford Motor * .................................          4,533,787
     316,800   Interpublic Group * ..........................          3,386,592
     202,675   News, Class A ................................          3,044,179
      55,875   Starwood Hotels & Resorts Worldwide ..........          3,294,949
      62,900   Walt Disney ..................................          2,444,923
      36,150   Wynn Resorts .................................          4,205,330
                                                                ----------------
                                                                      26,361,813
                                                                ----------------
               ENERGY - 13.79%
      82,325   Alpha Natural Resources * ....................          4,423,322
      47,300   Cameron International * ......................          2,521,090
      45,600   Halliburton ..................................          2,052,000
      26,350   Schlumberger .................................          2,344,887
     197,050   Weatherford International (Switzerland) * ....          4,674,026
                                                                ----------------
                                                                      16,015,325
                                                                ----------------
               FINANCIALS - 14.81%
     351,000   Citigroup * ..................................          1,691,820
       8,500   CME Group ....................................          2,622,760
      73,850   Discover Financial Services ..................          1,520,571
      26,675   Goldman Sachs Group (The) ....................          4,364,563
     134,825   Invesco ......................................          3,335,570
     124,775   Morgan Stanley ...............................          3,668,385
                                                                ----------------
                                                                      17,203,669
                                                                ----------------
               HEALTH CARE - 4.00%
      39,575   Humana * .....................................          2,294,163
     128,900   Pfizer .......................................          2,348,558
                                                                ----------------
                                                                       4,642,721
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               INDUSTRIALS - 10.42%
      73,800   BE Aerospace * ...............................   $      2,855,322
     117,450   General Electric .............................          2,365,443
      50,875   Manpower .....................................          3,284,999
     114,450   Robert Half International ....................          3,589,152
                                                                ----------------
                                                                      12,094,916
                                                                ----------------
               INFORMATION TECHNOLOGY - 20.84%
      40,700   Avago Technologies (Singapore) ...............          1,168,497
     110,825   Broadcom, Class A ............................          4,997,099
     113,800   EMC * ........................................          2,832,482
       8,125   Google, Class A * ............................          4,877,925
     129,900   Marvell Technology Group (Bermuda) * .........          2,469,399
      73,075   Rovi * .......................................          4,513,112
      39,150   SINA (China) * ...............................          3,337,538
                                                                ----------------
                                                                      24,196,052
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $86,632,576) ........................        100,514,496
                                                                ----------------
INVESTMENT COMPANY - 11.79%
  13,684,075   BlackRock Liquidity Funds
                  TempCash Portfolio ........................         13,684,075
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $13,684,075) ........................         13,684,075
                                                                ----------------
TOTAL INVESTMENTS - 98.35%
   (Cost $100,316,651)** ....................................        114,198,571
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 1.65% ....................          1,921,113
                                                                ----------------
NET ASSETS - 100.00% ........................................   $    116,119,684
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.........   $14,173,143
Gross unrealized depreciation.........      (291,223)
                                         -----------
Net unrealized appreciation...........   $13,881,920
                                         ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                       | 2

Aston Funds

TAMRO DIVERSIFIED EQUITY FUND                                   JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    18%
CONSUMER DISCRETIONARY                    15%
INDUSTRIALS                               14%
FINANCIALS                                13%
ENERGY                                    12%
HEALTH CARE                               10%
MATERIALS                                  6%
CASH & NET OTHER ASSETS AND LIABILITIES    6%
CONSUMER STAPLES                           4%
UTILITIES                                  1%
PURCHASED OPTIONS                          1%


%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 93.49%
               CONSUMER DISCRETIONARY - 14.60%
         533   BorgWarner * .................................   $         35,940
      12,062   CarMax * .....................................            393,824
       1,267   Dollar Tree * ................................             64,085
       7,608   Home Depot ...................................            279,746
      14,056   Johnson Controls .............................            539,610
      18,426   Lennar, Class A ..............................            356,727
       6,453   Morningstar ..................................            344,719
      19,500   Texas Roadhouse * ............................            324,090
         885   Washington Post, Class B .....................            379,090
                                                                ----------------
                                                                       2,717,831
                                                                ----------------
               CONSUMER STAPLES - 4.41%
       9,659   Kraft Foods, Class A .........................            295,276
       5,118   McCormick & Co (Non-Voting Shares) ...........            226,216
       5,235   Philip Morris International ..................            299,651
                                                                ----------------
                                                                         821,143
                                                                ----------------
               ENERGY - 11.79%
       4,915   Exxon Mobil ..................................            396,542
       7,189   National-Oilwell Varco .......................            531,267
       3,537   Occidental Petroleum .........................            341,957
      10,800   Range Resources ..............................            538,596
      16,300   Weatherford International (Switzerland) * ....            386,636
                                                                ----------------
                                                                       2,194,998
                                                                ----------------
               FINANCIALS - 13.28%
       5,986   American Express .............................            259,673
       2,565   Franklin Resources ...........................            309,467
      24,773   Glacier Bancorp ..............................            349,547
       2,109   Goldman Sachs Group (The) ....................            345,075
       9,376   JPMorgan Chase ...............................            421,357
       9,406   MetLife ......................................            430,513
       5,418   T. Rowe Price Group ..........................            357,155
                                                                ----------------
                                                                       2,472,787
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               HEALTH CARE - 10.31%
       5,414   Allergan .....................................   $        382,282
       6,748   Amgen * ......................................            371,680
       8,696   Athenahealth * ...............................            373,406
       5,093   Cerner * .....................................            503,443
       4,832   Johnson & Johnson ............................            288,809
                                                                ----------------
                                                                       1,919,620
                                                                ----------------
               INDUSTRIALS - 13.70%
       8,746   Advisory Board * .............................            432,577
       7,014   AGCO * .......................................            355,610
       5,504   Boeing .......................................            382,418
       7,135   Corporate Executive Board (The) ..............            277,266
       8,590   Danaher ......................................            395,655
       1,429   Fluor ........................................             98,873
       3,088   Joy Global ...................................            269,212
       4,173   United Technologies ..........................            339,265
                                                                ----------------
                                                                       2,550,876
                                                                ----------------
               INFORMATION TECHNOLOGY - 17.65%
      14,844   ARM Holdings, SP ADR (Britain) ...............            371,694
      28,206   Dell * .......................................            371,191
      15,106   EMC * ........................................            375,988
       1,671   F5 Networks * ................................            181,103
         717   Google, Class A * ............................            430,458
      23,790   Ixia * .......................................            374,217
       9,822   Microsoft ....................................            272,315
      20,118   NVIDIA * .....................................            481,223
       7,221   Research In Motion (Canada) * ................            426,833
                                                                ----------------
                                                                       3,285,022
                                                                ----------------
               MATERIALS - 6.22%
       5,250   Monsanto .....................................            385,245
       5,353   Mosaic .......................................            433,807
       7,318   Royal Gold ...................................            339,555
                                                                ----------------
                                                                       1,158,607
                                                                ----------------
               UTILITIES - 1.53%
      22,930   AES * ........................................            284,332
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $13,796,464) ........................         17,405,216
                                                                ----------------

NUMBER OF
CONTRACTS
---------
PURCHASED OPTIONS - 0.67%
          42   Boeing - Call Strike @ $70
                  Exp 01/12 .................................             27,510
          29   Boeing - Call Strike @ $80
                  Exp 01/13 .................................             17,400
         351   Dell - Call Strike @ $20
                  Exp 01/12 .................................              4,914
         209   Johnson & Johnson - Call Strike @ $70
                  Exp 01/12 .................................              8,360
          63   Johnson & Johnson - Call Strike @ $70
                  Exp 01/13 .................................              9,702
         123   JPMorgan Chase - Call Strike @ $52.5
                  Exp 01/12 .................................             20,787
          50   JPMorgan Chase - Call Strike @ $55
                  Exp 01/13 .................................             15,000
         111   MetLife - Call Strike @ $55
                  Exp 01/12 .................................             20,535
                                                                ----------------
               TOTAL PURCHASED OPTIONS
                  (Cost $211,391) ...........................            124,208
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                       | 3

Aston Funds

TAMRO DIVERSIFIED EQUITY FUND                                   JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
INVESTMENT COMPANY - 5.83%
   1,084,565   BlackRock Liquidity Funds
                  TempCash Portfolio.........................   $      1,084,565
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,084,565)..........................          1,084,565
                                                                ----------------
TOTAL INVESTMENTS - 99.99%
   (Cost $15,092,420)**......................................         18,613,989
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 0.01%.....................              2,356
                                                                ----------------
NET ASSETS - 100.00%.........................................   $     18,616,345
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation..........   $3,870,773
Gross unrealized depreciation..........     (349,204)
                                          ----------
Net unrealized appreciation............   $3,521,569
                                          ==========

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                       | 4

Aston Funds

HERNDON LARGE CAP VALUE FUND                                    JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

FINANCIALS                                19%
ENERGY                                    18%
CONSUMER STAPLES                          17%
HEALTH CARE                               13%
CONSUMER DISCRETIONARY                     8%
INFORMATION TECHNOLOGY                     8%
INDUSTRIALS                                5%
MATERIALS                                  5%
UTILITIES                                  3%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
TELECOMMUNICATION SERVICES                 2%


%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               COMMON STOCKS - 97.86%
               CONSUMER DISCRETIONARY - 8.11%
       5,422   Coach ........................................   $        293,276
       5,234   Garmin (Switzerland) .........................            161,364
         704   Strayer Education ............................             84,480
       7,365   TJX ..........................................            349,027
                                                                ----------------
                                                                         888,147
                                                                ----------------
               CONSUMER STAPLES - 16.88%
       9,988   Altria Group .................................            234,818
       6,441   Avon Products ................................            182,345
       2,205   Colgate-Palmolive ............................            169,278
       3,210   Energizer Holdings * .........................            233,495
       4,802   Hansen Natural * .............................            271,985
       1,517   Herbalife (Cayman) ...........................             99,106
       3,521   Kellogg ......................................            177,106
       4,181   PepsiCo ......................................            268,880
       3,703   Philip Morris International ..................            211,960
                                                                ----------------
                                                                       1,848,973
                                                                ----------------
               ENERGY - 18.39%
       6,178   Atwood Oceanics * ............................            249,715
       2,334   Chevron ......................................            221,567
       3,534   ConocoPhillips ...............................            252,540
       4,586   CONSOL Energy ................................            227,924
       5,065   Exxon Mobil ..................................            408,644
       5,159   Marathon Oil .................................            235,766
       7,455   McDermott International * ....................            154,915
       6,191   Sunoco .......................................            262,808
                                                                ----------------
                                                                       2,013,879
                                                                ----------------
               FINANCIALS - 18.45%
       4,458   Aflac ........................................            256,692
       5,812   American Express .............................            252,124
      10,599   Eaton Vance ..................................            321,150
      12,183   Federated Investors, Class B .................            329,916
       1,308   Goldman Sachs Group (The) ....................            214,015

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               FINANCIALS (CONTINUED)
      19,377   SLM * ........................................   $        279,222
      10,184   Waddell & Reed Financial, Class A ............            367,846
                                                                ----------------
                                                                       2,020,965
                                                                ----------------
               HEALTH CARE - 13.24%
       5,065   Eli Lilly ....................................            176,110
       7,938   Endo Pharmaceuticals Holdings * ..............            263,700
       5,976   Forest Laboratories * ........................            192,786
       4,186   Johnson & Johnson ............................            250,197
       6,191   Kinetic Concepts * ...........................            285,591
       3,689   Waters * .....................................            281,803
                                                                ----------------
                                                                       1,450,187
                                                                ----------------
               INDUSTRIALS - 5.24%
       2,226   3M ...........................................            195,710
       1,902   Babcock & Wilcox * ...........................             55,633
       5,739   Copa Holdings SA, Class A
               (Philippines) ................................            322,819
                                                                ----------------
                                                                         574,162
                                                                ----------------
               INFORMATION TECHNOLOGY - 8.08%
      10,622   Corning ......................................            235,915
       1,430   International Business Machines ..............            231,660
       6,286   Microsoft ....................................            174,279
       7,142   Western Digital * ............................            242,971
                                                                ----------------
                                                                         884,825
                                                                ----------------
               MATERIALS - 4.81%
       1,346   CF Industries Holdings .......................            181,764
       2,293   Cliffs Natural Resources .....................            195,960
       5,045   Owens-Illinois * .............................            148,777
                                                                ----------------
                                                                         526,501
                                                                ----------------
               TELECOMMUNICATION SERVICES - 1.61%
      13,732   Windstream ...................................            175,907
                                                                ----------------
               UTILITIES - 3.05%
      18,008   AES * ........................................            223,299
       3,521   UGI ..........................................            110,383
                                                                ----------------
                                                                         333,682
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $10,195,892) ........................         10,717,228
                                                                ----------------
INVESTMENT COMPANY - 2.21%
     241,785   BlackRock Liquidity Funds
                  TempCash Portfolio ........................            241,785
               TOTAL INVESTMENT COMPANY
                  (Cost $241,785) ...........................            241,785
TOTAL INVESTMENTS - 100.07%
   (Cost $10,437,677)** .....................................         10,959,013
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (0.07)% ..................             (8,200)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $     10,950,813
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation..........   $611,877
Gross unrealized depreciation..........    (90,541)
                                          --------
Net unrealized appreciation............   $521,336
                                          ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                       | 5

Aston Funds

VALUE FUND                                                      JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

FINANCIALS                                23%
ENERGY                                    12%
CONSUMER STAPLES                          12%
HEALTH CARE                               12%
INDUSTRIALS                               12%
INFORMATION TECHNOLOGY                    11%
CONSUMER DISCRETIONARY                     7%
TELECOMMUNICATION SERVICES                 4%
MATERIALS                                  3%
UTILITIES                                  2%
CASH & NET OTHER ASSETS AND LIABILITIES    2%


%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
CONVERTIBLE PREFERRED STOCK - 0.13%
               CONSUMER DISCRETIONARY - 0.13%
       5,700   General Motors, Series B * ...................   $        309,567
                                                                ----------------
               TOTAL CONVERTIBLE PREFERRED STOCK
                  (Cost $285,000) ...........................            309,567
                                                                ----------------
COMMON STOCKS - 97.65%
               CONSUMER DISCRETIONARY - 7.30%
       3,900   Best Buy .....................................            132,600
      27,820   Comcast, Class A .............................            596,461
       4,730   General Motors * .............................            172,598
      43,970   Hasbro .......................................          1,938,637
      60,855   Johnson Controls .............................          2,336,223
      10,790   Kohl's * .....................................            547,916
      27,970   McDonald's ...................................          2,060,550
       3,470   NIKE, Class B ................................            286,206
       9,528   Omnicom Group ................................            427,617
      32,580   Stanley Black & Decker .......................          2,367,914
      16,608   Staples ......................................            370,524
      47,490   Target .......................................          2,603,877
      17,300   Viacom, Class B ..............................            718,815
      81,678   Walt Disney ..................................          3,174,824
                                                                ----------------
                                                                      17,734,762
                                                                ----------------
               CONSUMER STAPLES - 11.77%
       4,080   Avon Products ................................            115,505
       4,850   Clorox .......................................            305,016
      15,486   CVS Caremark .................................            529,621
      23,150   DANONE, SP ADR (France) ......................            278,263
      38,540   Diageo, SP ADR (Britain) .....................          2,959,872
     104,650   General Mills ................................          3,639,727
      11,380   Heineken, SP ADR (Netherlands) ...............            286,548
      12,930   Kroger .......................................            276,702
      58,075   Nestle, SP ADR (Switzerland) .................          3,148,827
      47,708   PepsiCo ......................................          3,068,101
     162,800   Philip Morris International ..................          9,318,672
      15,387   Procter & Gamble .............................            971,381

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               CONSUMER STAPLES (CONTINUED)
      38,940   Reynolds American ............................   $      1,238,681
      61,290   Walgreen .....................................          2,478,568
                                                                ----------------
                                                                      28,615,484
                                                                ----------------
               ENERGY - 12.30%
       5,480   Anadarko Petroleum ...........................            422,398
      43,545   Apache .......................................          5,197,531
      80,561   Chevron ......................................          7,647,656
       3,420   EOG Resources ................................            363,854
      82,990   Exxon Mobil ..................................          6,695,633
       4,720   Halliburton ..................................            212,400
      55,710   Hess .........................................          4,686,325
      53,520   Noble (Switzerland) ..........................          2,047,140
       6,850   Noble Energy .................................            624,035
       6,440   Occidental Petroleum .........................            622,619
       5,500   QEP Resources ................................            223,520
       3,520   Schlumberger .................................            313,245
       8,300   Southwestern Energy * ........................            327,850
      19,180   Williams .....................................            517,668
                                                                ----------------
                                                                      29,901,874
                                                                ----------------
               FINANCIALS - 22.95%
      26,300   ACE (Switzerland) ............................          1,619,817
       6,500   Aflac ........................................            374,270
      51,370   Aon ..........................................          2,349,664
     303,370   Bank of America ..............................          4,165,270
         740   BlackRock ....................................            146,535
      24,030   Charles Schwab ...............................            433,742
      30,702   Chubb ........................................          1,778,567
      32,380   Deutsche Boerse, ADR (Germany) ...............            244,469
       3,873   Franklin Resources ...........................            467,277
      41,020   Goldman Sachs Group (The) ....................          6,711,692
     188,750   JPMorgan Chase ...............................          8,482,425
     156,440   MetLife ......................................          7,160,259
      27,540   PNC Financial Services Group .................          1,652,400
      79,860   Prudential Financial .........................          4,912,189
      89,760   State Street .................................          4,193,587
      15,210   TCF Financial ................................            227,237
      82,010   Travelers ....................................          4,613,883
     184,230   Wells Fargo ..................................          5,972,737
      11,850   Zions Bancorporation .........................            279,423
                                                                ----------------
                                                                      55,785,443
                                                                ----------------
               HEALTH CARE - 11.72%
      95,010   Abbott Laboratories ..........................          4,290,652
       3,710   Bayer AG, SP ADR (Germany) ...................            274,466
      26,670   Becton, Dickinson ............................          2,212,276
      10,400   Covidien PLC (Ireland) .......................            493,688
     101,130   Johnson & Johnson ............................          6,044,540
     115,110   Medtronic ....................................          4,411,015
     314,782   Pfizer .......................................          5,735,328
     105,810   St. Jude Medical * ...........................          4,285,305
       8,690   Thermo Fisher Scientific * ...................            497,676
       3,040   Waters * .....................................            232,226
                                                                ----------------
                                                                      28,477,172
                                                                ----------------
               INDUSTRIALS - 11.68%
      34,580   3M ...........................................          3,040,274
      24,990   Danaher ......................................          1,151,039
       4,180   Eaton ........................................            451,273
       6,760   Fluor ........................................            467,724
      62,880   Honeywell International ......................          3,521,909
     105,430   Lockheed Martin ..............................          8,392,228

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 6

Aston Funds

VALUE FUND                                                      JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               INDUSTRIALS (CONTINUED)
      61,545   Northrop Grumman .............................   $      4,265,069
       2,310   Precision Castparts ..........................            330,307
       2,320   Union Pacific ................................            219,542
       5,800   United Parcel Service, Class B ...............            415,396
      75,520   United Technologies ..........................          6,139,776
                                                                ----------------
                                                                      28,394,537
                                                                ----------------
               INFORMATION TECHNOLOGY - 10.69%
     133,675   Accenture, Class A ...........................          6,880,252
      22,390   Cisco Systems * ..............................            473,548
      17,870   Hewlett-Packard ..............................            816,480
     149,480   Intel ........................................          3,207,841
      38,290   International Business Machines ..............          6,202,980
       9,510   MasterCard, Class A ..........................          2,249,210
       8,540   Microchip Technology .........................            311,454
     175,630   Oracle .......................................          5,625,429
       3,280   Visa, Class A ................................            229,108
                                                                ----------------
                                                                      25,996,302
                                                                ----------------
               MATERIALS - 2.98%
      30,365   Air Products and Chemicals ...................          2,649,346
       1,880   Airgas .......................................            117,820
       2,880   Celanese, Class A ............................            119,491
       7,780   duPont (E.I.) de Nemours .....................            394,290
      43,920   PPG Industries ...............................          3,701,578
       4,630   United States Steel ..........................            267,012
                                                                ----------------
                                                                       7,249,537
                                                                ----------------
               TELECOMMUNICATION SERVICES - 3.83%
     217,040   AT&T .........................................          5,972,941
      10,080   CenturyLink ..................................            435,859
     102,079   Vodafone Group, SP ADR (Britain) .............          2,894,960
                                                                ----------------
                                                                       9,303,760
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               UTILITIES - 2.43%
      11,300   American Electric Power ......................   $        403,184
       5,180   CenterPoint Energy ...........................             83,657
       6,570   Entergy ......................................            474,157
       5,568   NextEra Energy ...............................            297,665
      13,320   NRG Energy * .................................            276,390
      42,153   PG&E .........................................          1,950,841
      17,240   PPL ..........................................            444,620
      53,650   Public Service Enterprise Group ..............          1,739,870
       4,330   Sempra Energy ................................            225,463
                                                                ----------------
                                                                       5,895,847
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $206,954,953) .......................        237,354,718
                                                                ----------------
INVESTMENT COMPANY - 2.39%
   5,802,852   BlackRock Liquidity Funds
                  TempCash Portfolio ........................          5,802,852
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $5,802,852) .........................          5,802,852
                                                                ----------------
TOTAL INVESTMENTS - 100.17%
   (Cost $213,042,805)** ....................................        243,467,137
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (0.17)% ..................           (415,277)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $    243,051,860
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation...........   $34,071,066
Gross unrealized depreciation...........    (3,646,734)
                                           -----------
Net unrealized appreciation.............   $30,424,332
                                           ===========

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                       | 7

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CONSUMER STAPLES                          20%
FINANCIALS                                18%
INDUSTRIALS                               14%
CONSUMER DISCRETIONARY                    12%
ENERGY                                    10%
INFORMATION TECHNOLOGY                     6%
HEALTH CARE                                6%
UTILITIES                                  5%
CASH & NET OTHER ASSETS AND LIABILITIES    4%
TELECOMMUNICATION SERVICES                 4%
MATERIALS                                  1%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 96.27%
               CONSUMER DISCRETIONARY - 12.19%
     203,110   American Eagle Outfitters ....................   $      2,936,971
     113,620   Bob Evans Farms ..............................          3,576,758
     111,125   Cracker Barrel Old Country Store .............          5,720,715
      75,010   Darden Restaurants ...........................          3,533,721
     134,130   Genuine Parts ................................          6,941,227
     167,400   Hillenbrand ..................................          3,617,514
      67,205   McDonald's ...................................          4,950,992
      93,835   PetMed Express ...............................          1,415,970
      82,020   PetSmart .....................................          3,300,485
     201,600   Regal Entertainment Group, Class A ...........          2,451,456
      30,435   VF ...........................................          2,517,583
                                                                ----------------
                                                                      40,963,392
                                                                ----------------
               CONSUMER STAPLES - 19.93%
      98,505   Clorox .......................................          6,194,979
     129,125   Coca-Cola Enterprises ........................          3,248,785
      81,165   Compania Cervecerias Unidas, ADR (Chile) .....          4,404,824
      37,710   Diageo, SP ADR (Britain) .....................          2,896,128
     168,360   General Mills ................................          5,855,561
     104,795   Kimberly-Clark ...............................          6,783,380
     178,945   McCormick & Co (Non-Voting Shares) ...........          7,909,369
      90,615   PepsiCo ......................................          5,827,451
      74,525   Procter & Gamble .............................          4,704,763
     403,470   Sara Lee .....................................          6,846,886
      46,650   Smucker (J.M.) ...............................          2,899,764
     211,190   Sysco ........................................          6,154,077
      57,885   Wal-Mart Stores ..............................          3,245,612
                                                                ----------------
                                                                      66,971,579
                                                                ----------------
               ENERGY - 10.09%
     372,555   BreitBurn Energy Partners LP .................          8,263,270
      66,435   Chevron ......................................          6,306,674
     102,685   ConocoPhillips ...............................          7,337,870
     192,945   Provident Energy Trust (Canada) ..............          1,558,996

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               ENERGY (CONTINUED)
     159,135   Seadrill (Bahamas) ...........................   $      5,275,325
     196,555   Spectra Energy ...............................          5,155,638
                                                                ----------------
                                                                      33,897,773
                                                                ----------------
               FINANCIALS - 17.70%
     141,895   Apollo Investment ............................          1,673,652
     107,055   Bank of Hawaii ...............................          5,017,668
     103,610   Chubb ........................................          6,002,127
     203,850   Cincinnati Financial .........................          6,531,354
      81,905   Commerce Bancshares ..........................          3,368,753
     160,960   Compass Diversified Holdings .................          2,778,170
      68,770   Cullen/Frost Bankers .........................          3,973,531
     222,475   Federated Investors, Class B .................          6,024,623
     119,575   First Niagara Financial Group ................          1,659,701
      28,525   Mercury General ..............................          1,210,886
     187,020   OneBeacon Insurance Group, Class A ...........          2,571,525
      76,645   PartnerRe (Bahamas) ..........................          6,275,693
     214,320   People's United Financial ....................          2,766,871
     193,750   Sabra Health Care, REIT ......................          3,605,687
      81,575   Safety Insurance Group .......................          3,882,154
      78,555   U.S. Bancorp .................................          2,120,985
                                                                ----------------
                                                                      59,463,380
                                                                ----------------
               HEALTH CARE - 5.97%
      86,300   AstraZeneca PLC, SP ADR (Britain) ............          4,220,070
      50,570   Becton, Dickinson ............................          4,194,781
      83,150   Johnson & Johnson ............................          4,969,875
      96,357   Owens & Minor ................................          2,845,422
     210,265   Pfizer .......................................          3,831,028
                                                                ----------------
                                                                      20,061,176
                                                                ----------------
               INDUSTRIALS - 13.75%
      36,675   3M ...........................................          3,224,466
      44,215   General Dynamics .............................          3,333,811
      28,200   Grupo Aeroportuario del Sureste SAB de CV, ADR
                  (Mexico) ..................................          1,474,296
      66,200   Iron Mountain ................................          1,614,618
      45,750   Lockheed Martin ..............................          3,641,700
     101,315   Norfolk Southern .............................          6,199,465
      72,625   Raytheon .....................................          3,630,524
     100,750   United Parcel Service, Class B ...............          7,215,715
      66,935   United Technologies ..........................          5,441,816
     275,815   Waste Management .............................         10,445,114
                                                                ----------------
                                                                      46,221,525
                                                                ----------------
               INFORMATION TECHNOLOGY - 6.41%
     162,280   Automatic Data Processing ....................          7,773,212
     297,530   Intel ........................................          6,384,994
     125,400   Microsoft ....................................          3,476,715
     122,435   Paychex ......................................          3,917,920
                                                                ----------------
                                                                      21,552,841
                                                                ----------------
               MATERIALS - 1.35%
      98,990   Nucor ........................................          4,544,631
                                                                ----------------
               TELECOMMUNICATION SERVICES - 3.51%
      29,925   Atlantic Tele-Network ........................          1,117,699
     105,195   Verizon Communications .......................          3,747,046
      59,345   Vivo Participacoes, ADR (Brazil) .............          2,020,104
     172,885   Vodafone Group, SP ADR (Britain) .............          4,903,019
                                                                ----------------
                                                                      11,787,868
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                       | 8

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               UTILITIES - 5.37%
     175,395   Avista .......................................   $      3,972,697
     314,325   Duke Energy ..................................          5,620,131
     105,245   Southern .....................................          3,959,317
     125,705   UniSource Energy .............................          4,501,496
                                                                ----------------
                                                                      18,053,641
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $276,377,100) .......................        323,517,806
                                                                ----------------
INVESTMENT COMPANY - 3.14%
  10,544,344   BlackRock Liquidity Funds
                  TempCash Portfolio ........................         10,544,344
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $10,544,344) ........................         10,544,344
                                                                ----------------
TOTAL INVESTMENTS - 99.41%
   (Cost $286,921,444)* .....................................        334,062,150
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 0.59% ....................          1,972,155
                                                                ----------------
NET ASSETS - 100.00% ........................................   $    336,034,305
                                                                ================

----------
* At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation...........   $48,737,621
Gross unrealized depreciation...........    (1,596,915)
                                           -----------
Net unrealized appreciation.............   $47,140,706
                                           ===========

ADR    American Depositary Receipt
LP     Limited Partnership
REIT   Real Estate Investment Trust
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                       | 9

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND                           JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INDUSTRIALS                               21%
CONSUMER DISCRETIONARY                    20%
INFORMATION TECHNOLOGY                    18%
HEALTH CARE                               12%
ENERGY                                     8%
CASH & NET OTHER ASSETS AND LIABILITIES    7%
FINANCIALS                                 6%
MATERIALS                                  4%
CONSUMER STAPLES                           4%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 93.44%
               CONSUMER DISCRETIONARY - 20.23%
       1,010   Bed Bath & Beyond * ..........................   $         48,480
         870   BorgWarner * .................................             58,664
         140   Chipotle Mexican Grill * .....................             30,649
       1,250   Dick's Sporting Goods * ......................             45,112
       1,060   Kohl's * .....................................             53,827
       2,940   LKQ * ........................................             71,030
       1,250   O'Reilly Automotive * ........................             71,038
       2,040   Omnicom Group ................................             91,555
         520   Panera Bread, Class A * ......................             49,691
       1,250   Phillips-Van Heusen ..........................             72,963
         560   Polo Ralph Lauren ............................             60,021
       1,310   TJX ..........................................             62,081
       1,380   Tractor Supply ...............................             70,808
       1,420   Wiley (John) & Sons, Class A .................             65,249
                                                                ----------------
                                                                         851,168
                                                                ----------------
               CONSUMER STAPLES - 3.58%
       1,060   Church & Dwight ..............................             72,939
       1,760   McCormick & Co (Non Voting Shares) ...........             77,792
                                                                ----------------
                                                                         150,731
                                                                ----------------
               ENERGY - 8.03%
       1,780   Cameron International * ......................             94,874
         800   Core Laboratories (Netherlands) ..............             73,008
       1,220   Oceaneering International * ..................             94,221
       1,920   Southwestern Energy * ........................             75,840
                                                                ----------------
                                                                         337,943
                                                                ----------------
               FINANCIALS - 5.93%
       1,900   Eaton Vance ..................................             57,570
         560   IntercontinentalExchange * ...................             67,474
       1,370   Lazard, Class A (Bahamas) ....................             57,156
       1,970   MSCI, Class A * ..............................             67,433
                                                                ----------------
                                                                         249,633
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               HEALTH CARE - 11.93%
       1,850   Dentsply International .......................   $         65,638
         450   Edwards Lifesciences * .......................             37,930
       1,060   Henry Schein * ...............................             69,600
       1,020   Quality Systems ..............................             81,437
       1,560   St. Jude Medical * ...........................             63,180
       1,500   Varian Medical Systems * .....................            101,355
       1,080   Waters * .....................................             82,501
                                                                ----------------
                                                                         501,641
                                                                ----------------
               INDUSTRIALS - 20.85%
       2,520   AMETEK .......................................            102,766
       1,820   Donaldson ....................................            106,652
       1,570   Expeditors International Washington ..........             79,552
       1,280   Fastenal .....................................             74,317
       1,780   J.B. Hunt Transport Services .................             72,980
       2,080   Jacobs Engineering Group * ...................            106,850
         690   Joy Global ...................................             60,154
       2,520   Robert Half International ....................             79,027
       1,190   Roper Industries .............................             92,451
         770   Stericycle * .................................             60,437
       1,240   Verisk Analytics, Class A * ..................             41,949
                                                                ----------------
                                                                         877,135
                                                                ----------------
               INFORMATION TECHNOLOGY - 18.55%
       2,280   Altera .......................................             85,660
       2,370   Amphenol, Class A ............................            131,156
       1,680   ANSYS * ......................................             88,116
         770   FactSet Research Systems .....................             77,616
       1,600   Fiserv * .....................................             98,832
       2,180   FLIR Systems * ...............................             67,667
       2,970   Microchip Technology .........................            108,316
       2,800   Polycom * ....................................            122,780
                                                                ----------------
                                                                         780,143
                                                                ----------------
               MATERIALS - 4.34%
         870   Air Products and Chemicals ...................             75,907
       2,150   Ecolab .......................................            106,833
                                                                ----------------
                                                                         182,740
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $2,943,444) .........................          3,931,134
                                                                ----------------
               INVESTMENT COMPANY - 6.86%
     288,527   BlackRock Liquidity Funds
                  TempCash Portfolio ........................            288,527
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $288,527) ...........................            288,527
                                                                ----------------
TOTAL INVESTMENTS - 100.30%
   (Cost $3,231,971)** ......................................          4,219,661
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (0.30)% ..................            (12,724)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $      4,206,937
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation...........   $998,171
Gross unrealized depreciation...........    (10,481)
                                           --------
Net unrealized appreciation.............   $987,690
                                           ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 10

Aston Funds

OPTIMUM MID CAP FUND                                            JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CONSUMER DISCRETIONARY                    25%
INFORMATION TECHNOLOGY                    23%
HEALTH CARE                               17%
INDUSTRIALS                               14%
ENERGY                                     6%
FINANCIALS                                 5%
MATERIALS                                  4%
CONSUMER STAPLES                           4%
CASH & NET OTHER ASSETS AND LIABILITIES    2%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 97.84%
               CONSUMER DISCRETIONARY - 24.83%
   5,894,200   Belo, Class A * ..............................   $     39,726,908
     926,000   BorgWarner * .................................         62,440,180
   4,822,900   Gannett ......................................         71,089,546
   7,649,100   H&R Block ....................................         95,766,732
   5,243,600   Interpublic Group * ..........................         56,054,084
   2,166,800   Mattel .......................................         51,309,824
   2,164,255   McGraw-Hill ..................................         84,362,660
   8,599,245   New York Times, Class A * ....................         86,938,367
   2,150,100   Pearson, SP ADR (Britain) ....................         35,820,666
     856,357   Scholastic ...................................         25,459,494
                                                                ----------------
                                                                     608,968,461
                                                                ----------------
               CONSUMER STAPLES - 4.41%
     773,160   Bunge ........................................         52,629,001
   1,184,300   Molson Coors Brewing, Class B ................         55,508,141
                                                                ----------------
                                                                     108,137,142
                                                                ----------------
               ENERGY - 5.72%
   1,069,525   Compagnie Generale de Geophysique-Veritas,
                  SP ADR (France) * .........................         32,567,036
   1,499,300   Denbury Resources * ..........................         30,510,755
     822,846   FMC Technologies * ...........................         77,347,524
                                                                ----------------
                                                                     140,425,315
                                                                ----------------
               FINANCIALS - 4.87%
   1,787,438   Cincinnati Financial .........................         57,269,514
   2,053,700   Eaton Vance ..................................         62,227,110
                                                                ----------------
                                                                     119,496,624
                                                                ----------------
               HEALTH CARE - 17.11%
     970,800   Beckman Coulter ..............................         69,907,308
  15,633,950   Boston Scientific * ..........................        109,124,971
   1,783,500   Charles River Laboratories * .................         68,397,225
   1,938,350   Forest Laboratories * ........................         62,531,171
   1,125,350   Lincare Holdings .............................         30,440,718

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               HEALTH CARE (CONTINUED)
   1,241,950   PerkinElmer ..................................   $     31,769,081
     701,900   Varian Medical Systems * .....................         47,427,383
                                                                ----------------
                                                                     419,597,857
                                                                ----------------
               INDUSTRIALS - 13.74%
   2,206,400   Chicago Bridge & Iron
               (Netherlands) * ..............................         72,568,496
   1,288,900   Con-way ......................................         43,848,378
     924,200   Manpower .....................................         59,675,594
   5,331,200   Southwest Airlines ...........................         63,174,720
     823,300   URS * ........................................         36,595,685
   2,477,400   Werner Enterprises ...........................         61,067,910
                                                                ----------------
                                                                     336,930,783
                                                                ----------------
               INFORMATION TECHNOLOGY - 22.77%
   1,499,400   Akamai Technologies * ........................         72,451,008
     348,300   FactSet Research Systems .....................         35,108,640
   1,136,325   Harris .......................................         52,884,566
      89,700   Intuit * .....................................          4,209,621
   2,357,600   Jabil Circuit ................................         47,647,096
   1,964,450   Lexmark International Group, Class A * .......         68,441,438
   1,277,104   Mentor Graphics * ............................         16,263,919
   1,711,670   Molex ........................................         44,760,171
   1,391,960   Molex, Class A ...............................         30,289,050
   3,565,000   Nuance Communications * ......................         72,476,450
   2,138,738   Unisys * .....................................         60,590,447
   1,372,455   Zebra Technologies * .........................         53,388,500
                                                                ----------------
                                                                     558,510,906
                                                                ----------------
               MATERIALS - 4.39%
     654,700   FMC ..........................................         49,796,481
     911,100   Sigma-Aldrich ................................         57,991,514
                                                                ----------------
                                                                     107,787,995
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $1,857,830,270) .....................      2,399,855,083
                                                                ----------------
               INVESTMENT COMPANY - 2.77%
  68,027,656   BlackRock Liquidity Funds
                  TempCash Portfolio ........................         68,027,656
               TOTAL INVESTMENT COMPANY
                  (Cost $68,027,656) ........................         68,027,656
TOTAL INVESTMENTS - 100.61%
   (Cost $1,925,857,926)** ..................................      2,467,882,739
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (0.61)% ..................        (15,039,715)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $  2,452,843,024
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation..........   $587,501,592
Gross unrealized depreciation..........    (45,476,779)
                                          ------------
Net unrealized appreciation............   $542,024,813
                                          ============

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 11

Aston Funds

CARDINAL MID CAP VALUE FUND                                     JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INDUSTRIALS                               20%
INFORMATION TECHNOLOGY                    19%
FINANCIALS                                18%
CONSUMER DISCRETIONARY                    11%
HEALTH CARE                                9%
ENERGY                                     8%
MATERIALS                                  6%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
CONSUMER STAPLES                           3%
TELECOMMUNICATION SERVICES                 1%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               COMMON STOCKS - 95.31%
               CONSUMER DISCRETIONARY - 11.20%
       2,041   American Eagle Outfitters ....................   $         29,513
         400   Six Flags Entertainment ......................             23,736
         835   Stanley Black & Decker .......................             60,688
       2,064   Virgin Media .................................             51,930
       2,415   Wendy's/Arby's Group, Class A ................             11,664
                                                                ----------------
                                                                         177,531
                                                                ----------------
               CONSUMER STAPLES - 2.78%
         710   Smucker (J.M.) ...............................             44,134
                                                                ----------------
               ENERGY - 7.69%
       1,420   Chesapeake Energy ............................             41,933
         290   Concho Resources * ...........................             27,913
         922   Oasis Petroleum * ............................             29,476
         600   World Fuel Services ..........................             22,524
                                                                ----------------
                                                                         121,846
                                                                ----------------
               FINANCIALS - 17.54%
       1,020   Annaly Capital Management, REIT ..............             18,187
       1,580   Ares Capital .................................             26,528
       2,240   CapitalSource ................................             17,293
         885   Cash America International ...................             35,604
         510   Entertainment Properties Trust, REIT .........             23,475
         610   Government Properties Income Trust, REIT .....             15,799
         500   Hatteras Financial, REIT .....................             14,290
       1,220   Nelnet, Class A ..............................             27,352
       1,110   Starwood Property Trust, REIT ................             24,986
         400   T. Rowe Price Group ..........................             26,368
         670   Waddell & Reed Financial, Class A ............             24,200
         638   Willis Group Holdings (Britain) ..............             23,976
                                                                ----------------
                                                                         278,058
                                                                ----------------
               HEALTH CARE - 8.74%
         200   Beckman Coulter ..............................             14,402
         521   Henry Schein * ...............................             34,209

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               HEALTH CARE (CONTINUED)
         285   Laboratory Corp of America
               Holdings * ...................................   $         25,624
         410   Quest Diagnostics ............................             23,350
         460   Teleflex .....................................             26,367
         365   West Pharmaceutical Services .................             14,596
                                                                ----------------
                                                                         138,548
                                                                ----------------
               INDUSTRIALS - 20.21%
         310   Alliant Techsystems * ........................             23,486
         675   AMETEK .......................................             27,527
         760   Atlas Air Worldwide Holdings * ...............             38,616
         851   Equifax ......................................             30,398
         970   GrafTech International * .....................             20,370
         820   J.B. Hunt Transport Services .................             33,620
       2,440   KAR Auction Services * .......................             36,210
         225   L-3 Communications Holdings ..................             17,606
       2,796   RR Donnelley & Sons ..........................             49,545
         910   Teledyne Technologies * ......................             43,052
                                                                ----------------
                                                                         320,430
                                                                ----------------
               INFORMATION TECHNOLOGY - 19.50%
         670   Broadridge Financial Solutions ...............             15,336
       2,750   Convergys * ..................................             39,160
         660   Fiserv * .....................................             40,768
         360   Global Payments ..............................             17,006
         310   Harris .......................................             14,427
       1,120   IAC/InterActiveCorp * ........................             31,685
         300   InterDigital .................................             14,445
         930   Intuit * .....................................             43,645
       1,577   Progress Software * ..........................             45,151
       2,340   Western Union ................................             47,455
                                                                ----------------
                                                                         309,078
                                                                ----------------
               MATERIALS - 6.13%
         360   FMC ..........................................             27,382
       1,870   Silgan Holdings ..............................             69,807
                                                                ----------------
                                                                          97,189
                                                                ----------------
               TELECOMMUNICATION SERVICES - 1.52%
       1,883   Windstream ...................................             24,121
               TOTAL COMMON STOCKS
                  (Cost $1,225,074) .........................          1,510,935
                                                                ----------------
               INVESTMENT COMPANY - 6.74%
     106,832   BlackRock Liquidity Funds
                  TempCash Portfolio ........................            106,832
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $106,832) ...........................            106,832
                                                                ----------------
TOTAL INVESTMENTS - 102.05%
   (Cost $1,331,906)** ......................................          1,617,767
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (2.05)% ..................            (32,521)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $      1,585,246
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation..............   $292,917
Gross unrealized depreciation..............     (7,056)
                                              --------
Net unrealized appreciation................   $285,861
                                              ========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 12

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

INFORMATION  TECHNOLOGY   32%
CONSUMER DISCRETIONARY    20%
INDUSTRIALS               13%
FINANCIALS                10%
MATERIALS                  9%
ENERGY                     8%
HEALTH CARE                8%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 100.96%
               CONSUMER DISCRETIONARY - 19.98%
      44,450   Brown Shoe ...................................   $        563,182
      28,200   Cost Plus * ..................................            239,700
      59,775   Crocs * ......................................            979,712
      40,400   Exide Technologies * .........................            388,244
      30,975   G-III Apparel Group * ........................          1,080,718
      48,925   Gentex .......................................          1,569,025
      53,525   Krispy Kreme Doughnuts * .....................            350,589
       9,575   Lululemon Athletica * ........................            657,611
      24,625   Oxford Industries ............................            582,874
      24,350   ReachLocal * .................................            530,830
      19,025   Shutterfly * .................................            633,342
      21,025   Tenneco * ....................................            868,963
      24,275   Timberland (The), Class A * ..................            648,871
      27,525   Ulta Salon, Cosmetics & Fragrance * ..........          1,019,526
      11,750   Zumiez * .....................................            272,835
                                                                ----------------
                                                                      10,386,022
                                                                ----------------
               CONSUMER STAPLES - 0.58%
      11,750   Elizabeth Arden * ............................            300,683
                                                                ----------------
               ENERGY - 7.83%
      43,575   Basic Energy Services * ......................            795,680
      92,150   Global Industries * ..........................            738,582
      58,175   International Coal Group * ...................            538,119
      59,225   Key Energy Services * ........................            788,285
      11,875   Lufkin Industries ............................            792,300
      30,400   RigNet * .....................................            418,000
                                                                ----------------
                                                                       4,070,966
                                                                ----------------
               FINANCIALS - 9.65%
      25,900   BancorpSouth .................................            405,076
      66,825   Calamos Asset Management,
               Class A ......................................          1,027,769
      41,450   CoBiz Financial ..............................            264,451
      94,050   FelCor Lodging Trust, REIT * .................            661,172

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               FINANCIALS (CONTINUED)
      71,575   First Commonwealth Financial .................   $        460,227
      73,575   KKR Financial Holdings .......................            710,735
      72,850   Strategic Hotels & Resorts, REIT * ...........            401,404
      15,550   Waddell & Reed Financial, Class A ............            561,666
      15,925   Wintrust Financial ...........................            524,092
                                                                ----------------
                                                                       5,016,592
                                                                ----------------
               HEALTH CARE - 8.27%
      82,350   Caliper Life Sciences * ......................            530,334
      56,700   Cepheid * ....................................          1,347,192
      18,725   Clinical Data * ..............................            556,882
      64,700   DepoMed * ....................................            542,186
      31,475   MAKO Surgical * ..............................            488,492
      32,325   Skilled Healthcare Group, Class A * ..........            347,171
       7,825   SonoSite * ...................................            262,607
      17,875   Sun Healthcare Group * .......................            223,348
                                                                ----------------
                                                                       4,298,212
                                                                ----------------
               INDUSTRIALS - 13.40%
      36,225   Dycom Industries * ...........................            582,136
      12,825   Genesee & Wyoming, Class A * .................            663,694
      12,850   Graco ........................................            545,868
      27,550   Kelly Services, Class A * ....................            542,046
      22,150   Polypore International * .....................          1,066,523
     125,850   Satcon Technology * ..........................            610,373
      40,850   Trinity Industries ...........................          1,139,307
      42,375   Tutor Perini .................................            962,336
      74,975   Wabash National * ............................            851,716
                                                                ----------------
                                                                       6,963,999
                                                                ----------------
               INFORMATION TECHNOLOGY - 31.65%
      25,375   ACI Worldwide * ..............................            672,184
      74,475   ANADIGICS * ..................................            508,664
      20,250   Constant Contact * ...........................            566,798
      49,600   Dice Holdings * ..............................            647,776
      81,900   Entropic Communications * ....................            898,443
      33,075   FARO Technologies * ..........................          1,002,834
       6,800   Hittite Microwave * ..........................            406,504
      67,875   Limelight Networks * .........................            423,201
      42,275   MIPS Technologies * ..........................            525,056
      45,100   Monster Worldwide * ..........................            750,915
      98,550   Move * .......................................            221,738
      10,425   NETGEAR * ....................................            361,278
      21,225   NetScout Systems * ...........................            486,477
      48,825   RF Micro Devices * ...........................            328,104
      16,200   Rofin-Sinar Technologies * ...................            633,420
      27,075   Sierra Wireless (Canada) * ...................            383,653
      42,950   Smith Micro Software * .......................            542,029
     245,050   Sonic Solutions * ............................          3,574,054
      32,575   Standard Microsystems * ......................            783,429
      26,975   STEC * .......................................            552,717
      55,000   TTM Technologies * ...........................            874,500
      15,500   Universal Display * ..........................            524,519
      30,100   Vocus * ......................................            780,492
                                                                ----------------
                                                                      16,448,785
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 13

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
MATERIALS - 9.60%
      16,475   Brush Engineered Materials * .................   $        576,295
      53,850   Huntsman .....................................            937,528
      15,075   Kronos Worldwide .............................            660,736
      19,850   PolyOne * ....................................            261,027
      13,925   Rockwood Holdings * ..........................            565,215
       8,925   Schnitzer Steel Industries, Class A ..........            550,672
      25,375   Stillwater Mining * ..........................            550,129
      97,950   Zagg * .......................................            886,447
                                                                ----------------
                                                                       4,988,049
               TOTAL COMMON STOCKS
                  (Cost $42,602,667) ........................         52,473,308
                                                                ----------------
INVESTMENT COMPANY - 3.91%
   2,033,539   BlackRock Liquidity Funds
                  TempCash Portfolio ........................          2,033,539
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $2,033,539) .........................          2,033,539
                                                                ----------------
TOTAL INVESTMENTS - 104.87%
   (Cost $44,636,206)** .....................................         54,506,847
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (4.87)% ..................         (2,531,048)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $     51,975,799
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....   $10,723,505
Gross unrealized depreciation ....      (852,864)
                                     -----------
Net unrealized appreciation ......   $ 9,870,641
                                     ===========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 14

Aston Funds

TAMRO SMALL CAP FUND                                            JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

INFORMATION TECHNOLOGY                    19%
CONSUMER DISCRETIONARY                    18%
FINANCIALS                                17%
INDUSTRIALS                               16%
HEALTH CARE                               12%
ENERGY                                     7%
MATERIALS                                  4%
CONSUMER STAPLES                           3%
CASH & NET OTHER ASSETS AND LIABILITIES    3%
TELECOMMUNICATION SERVICES                 1%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 97.11%
               CONSUMER DISCRETIONARY - 18.16%
     700,117   Aaron's ......................................   $     13,435,245
     624,454   BJ's Restaurants * ...........................         22,061,960
      85,670   DSW, Class A * ...............................          2,851,954
   1,831,785   E.W. Scripps, Class A * ......................         16,632,608
     858,516   Grand Canyon Education * .....................         15,530,555
     537,520   Harman International Industries * ............         23,285,366
   1,531,792   Liz Claiborne * ..............................          7,567,052
     654,891   Lumber Liquidators * .........................         18,297,655
     363,055   Morningstar ..................................         19,394,398
     405,818   Rosetta Stone * ..............................          7,633,437
   1,029,086   Texas Roadhouse * ............................         17,103,409
     956,972   Winnebago Industries * .......................         14,258,883
                                                                ----------------
                                                                     178,052,522
                                                                ----------------
               CONSUMER STAPLES - 3.20%
     343,161   TreeHouse Foods * ............................         16,420,254
     404,831   United Natural Foods * .......................         14,978,747
                                                                ----------------
                                                                      31,399,001
                                                                ----------------
               ENERGY - 6.77%
     377,298   Atwood Oceanics * ............................         15,250,385
     415,374   Bill Barrett * ...............................         17,022,027
     395,269   Comstock Resources * .........................         10,948,951
   2,203,990   Precision Drilling (Canada) * ................         23,163,935
                                                                ----------------
                                                                      66,385,298
                                                                ----------------
               FINANCIALS - 16.61%
     447,005   Bank of the Ozarks ...........................         19,279,326
   1,072,578   Colonial Properties Trust, REIT ..............         20,582,772
     993,874   East West Bancorp ............................         21,577,005
     314,220   GAMCO Investors ..............................         13,976,506
   1,468,531   Glacier Bancorp ..............................         20,720,972
     467,694   LaSalle Hotel Properties, REIT ...............         12,987,862
     546,273   Raymond James Financial ......................         19,786,008
     232,102   Stifel Financial * ...........................         14,891,664
     282,628   UMB Financial ................................         11,488,828
     243,736   Washington, REIT .............................          7,477,820
                                                                ----------------
                                                                     162,768,763
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               HEALTH CARE - 12.01%
     268,828   Analogic .....................................   $     13,729,046
     543,289   Athenahealth * ...............................         23,328,830
   1,923,692   Health Management Associates, Class A * ......         17,505,597
     507,083   NuVasive * ...................................         14,170,434
     271,147   Quality Systems ..............................         21,648,376
     315,450   Teleflex .....................................         18,081,594
     136,443   United Therapeutics * ........................          9,275,395
                                                                ----------------
                                                                     117,739,272
                                                                ----------------
               INDUSTRIALS - 16.02%
     495,346   Advisory Board * .............................         24,499,813
      85,559   Aerovironment * ..............................          2,412,764
     343,161   Chicago Bridge & Iron (Netherlands) * ........         11,286,565
     690,699   Colfax * .....................................         12,874,629
     572,134   Corporate Executive Board (The) ..............         22,233,127
     395,879   ESCO Technologies ............................         14,362,490
     608,340   Forward Air ..................................         16,978,770
     380,252   Franklin Electric ............................         15,620,752
     575,118   Terex * ......................................         18,651,077
     335,005   Wabtec .......................................         18,157,271
                                                                ----------------
                                                                     157,077,258
                                                                ----------------
               INFORMATION TECHNOLOGY - 18.98%
     369,777   Acme Packet * ................................         19,886,607
     355,694   Blackboard * .................................         13,822,269
     596,339   Blue Coat Systems * ..........................         17,180,527
     987,708   DemandTec * ..................................         11,901,882
   1,247,118   Ixia * .......................................         19,617,166
     636,390   NETGEAR * ....................................         22,054,095
     935,388   RightNow Technologies * ......................         24,254,611
   1,408,565   SeaChange International * ....................         11,662,918
   1,055,605   Terremark Worldwide * ........................         19,993,159
   1,475,135   VASCO Data Security International * ..........         11,166,772
     759,530   Websense * ...................................         14,552,595
                                                                ----------------
                                                                     186,092,601
                                                                ----------------
               MATERIALS - 3.76%
     395,914   Royal Gold ...................................         18,370,410
     464,312   Texas Industries .............................         18,447,116
                                                                ----------------
                                                                      36,817,526
                                                                ----------------
               TELECOMMUNICATION SERVICES - 1.60%
   1,070,265   Cbeyond * ....................................         15,679,382
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $683,303,965) .......................        952,011,623
                                                                ----------------

 PAR VALUE
------------
CORPORATE NOTES AND BONDS - 0.06%
               FINANCIALS - 0.06%
$  1,007,232   Gamco Investors
                  0.000% 12/31/15 (a) .......................            614,513
                                                                ----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $--) ................................            614,513
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 15

Aston Funds

TAMRO SMALL CAP FUND                                            JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
INVESTMENT COMPANY - 2.40%
  23,496,448   BlackRock Liquidity Funds
                  TempCash Portfolio ........................   $     23,496,448
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $23,496,448) ........................         23,496,448
                                                                ----------------
TOTAL INVESTMENTS - 99.57%
   (Cost $706,800,413)** ....................................        976,122,584
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 0.43% ....................          4,195,160
                                                                ----------------
NET ASSETS - 100.00% ........................................   $    980,317,744
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $280,209,132
Gross unrealized depreciation .......    (10,886,961)
                                        ------------
Net unrealized appreciation .........   $269,322,171
                                        ============

(a) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 16

Aston Funds

RIVER ROAD SELECT VALUE FUND                                    JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CONSUMER DISCRETIONARY                    26%
FINANCIALS                                20%
INDUSTRIALS                               14%
CONSUMER STAPLES                           9%
INFORMATION TECHNOLOGY                     9%
HEALTH CARE                                8%
MATERIALS                                  5%
UTILITIES                                  4%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
ENERGY                                     2%
TELECOMMUNICATION SERVICES                 1%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 97.69%
               CONSUMER DISCRETIONARY - 26.29%
     203,640   Ascena Retail Group * ........................   $      5,520,680
     174,520   Big Lots * ...................................          5,547,991
     100,080   Bob Evans Farms ..............................          3,150,518
      42,760   Cracker Barrel Old Country Store .............          2,201,285
     227,610   Fred's, Class A ..............................          3,056,802
      67,960   International Speedway, Class A ..............          1,966,083
     196,290   Madison Square Garden, Class A * .............          4,950,434
     194,280   OfficeMax * ..................................          3,122,080
      72,160   Papa John's International * ..................          2,070,992
     170,470   Pep Boys (The) -Manny, Moe, & Jack ...........          2,376,352
     231,200   PetSmart .....................................          9,303,488
     180,950   Regis ........................................          3,032,722
     192,490   Rent-A-Center ................................          5,724,653
      37,870   Skechers U.S.A., Class A * ...................            778,986
      78,890   True Religion Apparel * ......................          1,621,190
      91,650   UniFirst .....................................          5,110,404
                                                                ----------------
                                                                      59,534,660
                                                                ----------------
               CONSUMER STAPLES - 8.95%
      68,890   BJ's Wholesale Club * ........................          3,027,027
      71,510   Industrias Bachoco, SP ADR (Mexico) ..........          1,798,476
      54,796   J & J Snack Foods ............................          2,327,186
     256,240   Ruddick ......................................          8,635,288
      90,630   Village Super Market, Class A ................          2,846,688
     254,240   Winn-Dixie Stores * ..........................          1,622,051
                                                                ----------------
                                                                      20,256,716
                                                                ----------------
               ENERGY - 1.53%
      80,390   Penn Virginia ................................          1,397,178
       8,371   QEP Resources ................................            340,197
     153,200   TETRA Technologies * .........................          1,738,820
                                                                ----------------
                                                                       3,476,195
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               FINANCIALS - 19.32%
      11,839   Alleghany * ..................................   $      3,655,646
     139,215   Alterra Capital Holdings (Bahamas) ...........          3,000,083
     106,050   Cincinnati Financial .........................          3,397,842
      88,200   Commerce Bancshares ..........................          3,627,666
     148,900   Federated Investors, Class B .................          4,032,212
     194,470   Hilltop Holdings * ...........................          1,907,751
     176,510   Knight Capital Group, Class A * ..............          2,446,429
      43,080   Navigators Group * ...........................          2,108,335
       5,809   OneBeacon Insurance Group, Class A ...........             79,874
      50,330   Oppenheimer Holdings, Class A ................          1,313,613
      67,330   PartnerRe (Bahamas) ..........................          5,512,980
     165,920   People's United Financial ....................          2,142,027
      31,390   Republic Bancorp, Class A ....................            599,235
      81,630   UMB Financial ................................          3,318,260
     118,890   W. R. Berkley ................................          3,358,643
       9,560   White Mountains Insurance Group ..............          3,250,400
                                                                ----------------
                                                                      43,750,996
                                                                ----------------
               HEALTH CARE - 7.76%
      31,280   Chemed .......................................          1,946,554
      98,060   Ensign Group .................................          2,369,130
      34,040   Haemonetics * ................................          2,019,934
      96,850   ICU Medical * ................................          3,782,961
     127,030   Immucor * ....................................          2,511,383
      32,520   LHC Group * ..................................            865,032
      20,470   National Healthcare ..........................            906,207
      90,880   STERIS .......................................          3,164,442
                                                                ----------------
                                                                      17,565,643
                                                                ----------------
               INDUSTRIALS - 14.15%
      81,370   Administaff ..................................          2,304,398
     189,840   Brink's ......................................          5,125,680
     113,500   Copart * .....................................          4,454,875
      36,320   Cubic ........................................          1,770,600
     109,550   Dolan * ......................................          1,501,930
     169,160   Equifax ......................................          6,042,395
      86,850   G & K Services, Class A ......................          2,721,010
     258,450   Geo Group * ..................................          6,143,357
      86,580   Tutor Perini .................................          1,966,232
                                                                ----------------
                                                                      32,030,477
                                                                ----------------
               INFORMATION TECHNOLOGY - 9.17%
     109,330   DST Systems ..................................          5,199,735
     238,680   Ingram Micro, Class A * ......................          4,711,543
      75,110   Ituran Location and Control (Israel) .........          1,161,952
      90,370   j2 Global Communications * ...................          2,494,212
      72,690   ManTech International, Class A * .............          2,922,501
      63,040   NeuStar, Class A * ...........................          1,691,363
     148,840   Total System Services ........................          2,591,304
                                                                ----------------
                                                                      20,772,610
                                                                ----------------
               MATERIALS - 5.21%
     155,890   AptarGroup ...................................          7,492,073
     149,900   Glatfelter ...................................          1,803,297
      34,450   Stepan .......................................          2,498,314
                                                                ----------------
                                                                      11,793,684
                                                                ----------------
               TELECOMMUNICATION SERVICES - 1.39%
      35,350   Atlantic Tele-Network ........................          1,320,323
      90,150   nTelos Holdings ..............................          1,817,424
                                                                ----------------
                                                                       3,137,747
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 17

Aston Funds

RIVER ROAD SELECT VALUE FUND                                    JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               UTILITIES - 3.92%
     105,460   Avista .......................................   $      2,388,669
      62,110   Energen ......................................          3,471,949
      48,002   SJW ..........................................          1,173,169
      51,280   UniSource Energy .............................          1,836,337
                                                                ----------------
                                                                       8,870,124
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $185,865,742) .......................        221,188,852
                                                                ----------------
INVESTMENT COMPANY - 2.12%
   4,802,873   BlackRock Liquidity Funds
                  TempCash Portfolio ........................          4,802,873
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $4,802,873) .........................          4,802,873
                                                                ----------------
TOTAL INVESTMENTS - 99.81%
   (Cost $190,668,615)** ....................................        225,991,725
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 0.19% ....................            422,476
                                                                ----------------
NET ASSETS - 100.00% ........................................   $    226,414,201
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011 cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $37,073,547
Gross unrealized depreciation .......    (1,750,437)
                                        -----------
Net unrealized appreciation .........   $35,323,110
                                        ===========

ADR    American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 18

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CONSUMER DISCRETIONARY                    26%
FINANCIALS                                15%
INDUSTRIALS                               14%
CONSUMER STAPLES                          12%
INFORMATION TECHNOLOGY                     9%
HEALTH CARE                                8%
MATERIALS                                  5%
CASH & NET OTHER ASSETS AND LIABILITIES    3%
ENERGY                                     3%
UTILITIES                                  3%
TELECOMMUNICATION SERVICES                 2%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 96.71%
               CONSUMER DISCRETIONARY - 25.92%
     431,579   Ascena Retail Group * ........................   $     11,700,106
     383,420   Big Lots * ...................................         12,188,921
     219,910   Bob Evans Farms ..............................          6,922,766
      93,916   Cracker Barrel Old Country Store .............          4,834,795
     529,238   Fred's, Class A ..............................          7,107,665
     108,092   Frisch's Restaurants .........................          2,287,226
     157,030   International Speedway, Class A ..............          4,542,877
     637,618   Mac-Gray (a) .................................          9,392,112
     441,220   Madison Square Garden, Class A * .............         11,127,567
     302,540   Monarch Casino & Resort * (a) ................          3,279,533
     428,960   OfficeMax * ..................................          6,893,387
     180,858   Papa John's International * ..................          5,190,625
     378,410   Pep Boys (The) -Manny, Moe, & Jack ...........          5,275,035
     231,857   PetMed Express ...............................          3,498,722
     172,960   PetSmart .....................................          6,959,910
     390,580   Regis ........................................          6,546,121
     447,325   Rent-A-Center ................................         13,303,446
      83,440   Skechers U.S.A., Class A * ...................          1,716,361
     177,400   True Religion Apparel * ......................          3,645,570
     133,937   Universal Electronics * ......................          3,526,561
                                                                ----------------
                                                                     129,939,306
                                                                ----------------
               CONSUMER STAPLES - 11.46%
     149,240   BJ's Wholesale Club * ........................          6,557,606
     663,109   Harbinger Group * (a) ........................          3,819,508
     243,984   Industrias Bachoco, SP ADR (Mexico) ..........          6,136,198
     129,053   J & J Snack Foods ............................          5,480,881
     562,211   Ruddick ......................................         18,946,511
     184,930   Seneca Foods, Class A * ......................          5,141,054
     246,241   Village Super Market, Class A ................          7,734,430
     571,504   Winn-Dixie Stores * ..........................          3,646,196
                                                                ----------------
                                                                      57,462,384
                                                                ----------------
               ENERGY - 3.15%
     830,909   Evolution Petroleum * ........................          6,123,799
     642,979   Gastar Exploration * .........................          2,706,942

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               ENERGY (CONTINUED)
     177,810   Penn Virginia ................................   $      3,090,338
     338,760   TETRA Technologies * .........................          3,844,926
                                                                ----------------
                                                                      15,766,005
                                                                ----------------
               FINANCIALS - 15.30%
     310,351   Alterra Capital Holdings (Bahamas) ...........          6,688,064
     152,880   Avatar Holdings * ............................          3,053,014
      18,360   Capital Southwest ............................          1,791,018
     386,850   Dime Community Bancshares ....................          5,833,698
     239,500   Federated Investors, Class B .................          6,485,660
      42,845   First Citizens BancShares, Class A ...........          8,619,129
     143,380   FPIC Insurance Group * .......................          5,127,269
      22,509   Gyrodyne Company of America REIT * (a) .......          1,775,285
     417,160   Hilltop Holdings * ...........................          4,092,340
     369,710   Knight Capital Group, Class A * ..............          5,124,181
     491,433   Medallion Financial ..........................          3,847,920
      98,107   Navigators Group * ...........................          4,801,357
      12,868   OneBeacon Insurance Group, Class A ...........            176,935
     163,909   Oppenheimer Holdings, Class A ................          4,278,025
      84,140   Republic Bancorp, Class A ....................          1,606,233
     177,450   UMB Financial ................................          7,213,343
      18,174   White Mountains Insurance Group ..............          6,179,160
                                                                ----------------
                                                                      76,692,631
                                                                ----------------
               HEALTH CARE - 8.45%
      72,390   Cantel Medical ...............................          1,541,183
      65,355   Chemed .......................................          4,067,042
     210,410   Ensign Group .................................          5,083,506
      75,780   Haemonetics * ................................          4,496,785
     247,174   ICU Medical * ................................          9,654,616
     264,330   Immucor * ....................................          5,225,804
      71,922   LHC Group * ..................................          1,913,125
      67,101   National Healthcare ..........................          2,970,561
     213,260   STERIS .......................................          7,425,713
                                                                ----------------
                                                                      42,378,335
                                                                ----------------
               INDUSTRIALS - 14.15%
     177,090   Administaff ..................................          5,015,189
     476,788   APAC Customer Services * .....................          2,627,102
     419,185   Brink's ......................................         11,317,995
     170,910   Copart * .....................................          6,708,218
      66,060   Cubic ........................................          3,220,425
     314,550   Dolan * ......................................          4,312,481
     176,349   G & K Services, Class A ......................          5,525,014
     574,110   Geo Group * ..................................         13,646,595
     184,455   Standard Parking * ...........................          3,318,345
     187,020   Tutor Perini .................................          4,247,224
     196,543   UniFirst .....................................         10,959,238
                                                                ----------------
                                                                      70,897,826
                                                                ----------------
               INFORMATION TECHNOLOGY - 9.01%
      74,138   Computer Services (a) ........................          2,038,795
     240,830   DST Systems ..................................         11,453,875
     347,460   Electro Rent .................................          5,128,510
     395,463   Ingram Micro, Class A * ......................          7,806,440
     175,680   Ituran Location and Control (Israel) .........          2,717,770
     192,660   j2 Global Communications * ...................          5,317,416
     173,070   ManTech International, Class A * .............          6,958,279
     138,990   NeuStar, Class A * ...........................          3,729,102
                                                                ----------------
                                                                      45,150,187
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 19

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               MATERIALS - 5.23%
     345,035   AptarGroup ...................................   $     16,582,382
     330,926   Glatfelter ...................................          3,981,040
      77,730   Stepan .......................................          5,636,980
                                                                ----------------
                                                                      26,200,402
                                                                ----------------
               TELECOMMUNICATION SERVICES - 1.51%
      78,430   Atlantic Tele-Network ........................          2,929,361
     230,823   nTelos Holdings ..............................          4,653,392
                                                                ----------------
                                                                       7,582,753
                                                                ----------------
               UTILITIES - 2.53%
     247,130   Avista .......................................          5,597,495
     104,139   SJW ..........................................          2,545,157
     126,370   UniSource Energy .............................          4,525,310
                                                                ----------------
                                                                      12,667,962
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $397,713,454) .......................        484,737,791
                                                                ----------------
INVESTMENT COMPANY - 3.47%
  17,396,320   BlackRock Liquidity Funds
                  TempFund Portfolio ........................         17,396,320
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $17,396,320) ........................         17,396,320
                                                                ----------------
TOTAL INVESTMENTS - 100.18%
   (Cost $415,109,774) ......................................        502,134,111
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (0.18)% ..................           (924,833)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $    501,209,278
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $91,846,131
Gross unrealized depreciation .......    (4,821,794)
                                        -----------
Net unrealized appreciation .........   $87,024,337
                                        ===========

(a) These securities have been determined by the Adviser to be illiquid securities. At January 31, 2011, these securities amounted to $20,305,233 or 4.1% of net assets.

REIT Real Estate Investment Trust

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 20

Aston Funds

CROSSWIND SMALL CAP GROWTH FUND                                 JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

INFORMATION TECHNOLOGY                    28%
HEALTH CARE                               16%
CONSUMER DISCRETIONARY                    16%
INDUSTRIALS                               16%
CASH & NET OTHER ASSETS AND LIABILITIES    8%
TELECOMMUNICATION SERVICES                 5%
ENERGY                                     4%
FINANCIALS                                 4%
MATERIALS                                  2%
CONSUMER STAPLES                           1%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 92.07%
               CONSUMER DISCRETIONARY - 16.09%
         291   HSN * ........................................   $          8,194
       1,959   Jarden .......................................             66,410
       3,173   Knology * ....................................             46,420
       5,916   Office Depot * ...............................             31,058
       1,182   OfficeMax * ..................................             18,994
       1,423   Pep Boys (The) -Manny, Moe, & Jack ...........             19,837
         315   Tenneco * ....................................             13,019
         171   Tupperware Brands ............................              7,823
         188   Valassis Communications * ....................              5,704
         105   Warnaco Group (The) * ........................              5,363
                                                                ----------------
                                                                         222,822
                                                                ----------------
               CONSUMER STAPLES - 0.70%
         288   Green Mountain Coffee Roasters * .............              9,671
                                                                ----------------
               ENERGY - 4.49%
         615   Brigham Exploration * ........................             18,210
         582   Cloud Peak Energy * ..........................             13,252
         402   James River Coal * ...........................              9,039
       2,094   Magnum Hunter Resources * ....................             14,742
         173   Rosetta Resources * ..........................              6,911
                                                                ----------------
                                                                          62,154
                                                                ----------------
               FINANCIALS - 3.86%
         590   Coresite Realty ..............................              8,478
         530   Dollar Financial * ...........................             16,234
         881   Encore Capital Group * .......................             20,043
         325   EZCORP, Class A * ............................              8,743
                                                                ----------------
                                                                          53,498
                                                                ----------------
               HEALTH CARE - 16.17%
         683   American Medical Systems Holdings * ..........             13,332
         346   Catalyst Health Solutions * ..................             15,016

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               HEALTH CARE (CONTINUED)
       1,844   Endologix * ..................................   $         10,751
         702   Exelixis * ...................................              6,086
       1,046   Hanger Orthopedic Group * ....................             21,495
       1,881   HEALTHSOUTH * ................................             42,548
         627   Incyte * .....................................              9,242
         411   Insulet * ....................................              6,999
         798   Nektar Therapeutics * ........................              8,946
         447   PAREXEL International * ......................             10,375
         182   Pharmasset * .................................              8,820
         875   RehabCare Group * ............................             21,490
         155   Sirona Dental Systems * ......................              6,791
       6,309   Tenet Healthcare * ...........................             41,955
                                                                ----------------
                                                                         223,846
                                                                ----------------
               INDUSTRIALS - 15.50%
         387   American Superconductor * ....................             10,553
         738   ArvinMeritor * ...............................             16,133
       1,053   DigitalGlobe * ...............................             32,338
         337   GrafTech International * .....................              7,077
         579   Heidrick & Struggles International ...........             15,511
       1,560   Kelly Services, Class A * ....................             30,693
         230   Navistar International * .....................             14,916
       2,586   RailAmerica * ................................             32,247
         744   SFN Group * ..................................              7,202
       1,564   US Airways Group * ...........................             15,515
         308   Watsco .......................................             19,318
         390   Woodward .....................................             13,153
                                                                ----------------
                                                                         214,656
                                                                ----------------
               INFORMATION TECHNOLOGY - 28.40%
         746   Applied Micro Circuits * .....................              7,341
         792   Blackboard * .................................             30,777
         295   Blue Coat Systems * ..........................              8,499
       1,753   Convio * .....................................             15,935
         520   CSG Systems International * ..................             10,114
         310   DealerTrack Holdings * .......................              6,127
         329   Finisar * ....................................             10,956
       1,071   GSI Commerce * ...............................             24,676
       1,550   Kenexa * .....................................             32,147
         818   Liquidity Services * .........................             11,673
         583   LivePerson * .................................              6,396
         431   Manhattan Associates * .......................             12,719
       2,286   Monster Worldwide * ..........................             38,062
         274   Netlogic Microsystems * ......................              9,552
         526   Oclaro * .....................................              7,301
         982   PMC-Sierra * .................................              7,679
       1,734   Radiant Systems * ............................             31,646
         388   RADWARE (Israel) * ...........................             14,484
       2,276   SAVVIS * .....................................             70,033
         344   VeriFone Systems * ...........................             13,739
         461   VistaPrint NV (Netherlands) * ................             23,345
                                                                ----------------
                                                                         393,201
                                                                ----------------
               MATERIALS - 2.24%
       1,322   Solutia * ....................................             30,961
                                                                ----------------
               TELECOMMUNICATION SERVICES - 4.62%
       1,220   Cbeyond * ....................................             17,873
       1,218   Global Crossing (Bahamas) * ..................             16,236
         713   NII Holdings * ...............................             29,932
                                                                ----------------
                                                                          64,041
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $1,198,554) .........................          1,274,850
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 21

Aston Funds

CROSSWIND SMALL CAP GROWTH FUND                                 JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
INVESTMENT COMPANY - 7.08%
      98,086   BlackRock Liquidity Funds
                  TempCash Portfolio ........................   $         98,086
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $98,086) ............................             98,086
                                                                ----------------
TOTAL INVESTMENTS - 99.15%
   (Cost $1,296,640)** ......................................          1,372,936
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 0.85% ....................             11,711
                                                                ----------------
NET ASSETS - 100.00% ........................................   $      1,384,647
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $101,979
Gross unrealized depreciation .......    (25,683)
                                        --------
Net unrealized appreciation .........   $ 76,296
                                        ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 22

Aston Funds

RIVER ROAD INDEPENDENT VALUE FUND                               JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES   41%
CONSUMER DISCRETIONARY                    15%
INFORMATION TECHNOLOGY                    14%
HEALTH CARE                                8%
FINANCIALS                                 7%
CONSUMER STAPLES                           6%
INDUSTRIALS                                5%
ENERGY                                     4%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 58.77%
               CONSUMER DISCRETIONARY - 14.68%
      17,665   Aaron's ......................................   $        338,991
      14,780   Ambassadors Group ............................            163,171
       6,790   American Greetings, Class A ..................            147,547
       6,280   Big Lots * ...................................            199,641
       1,920   Core-Mark Holding * ..........................             64,973
       9,435   Papa John's International * ..................            270,785
       1,530   Rent-A-Center ................................             45,502
       8,230   Summer Infant * ..............................             62,754
                                                                ----------------
                                                                       1,293,364
                                                                ----------------
               CONSUMER STAPLES - 5.46%
       2,040   Arden Group, Class A .........................            161,629
      10,530   Central Garden & Pet * .......................            102,246
       6,797   Oil-Dri Corporation of America ...............            129,687
       2,210   Weis Markets .................................             87,361
                                                                ----------------
                                                                         480,923
                                                                ----------------
               ENERGY - 4.60%
       3,910   Bill Barrett * ...............................            160,232
       1,870   Contango Oil & Gas * .........................            108,460
       1,090   Tidewater ....................................             64,844
       1,410   Unit * .......................................             72,192
                                                                ----------------
                                                                         405,728
                                                                ----------------
               FINANCIALS - 7.63%
      13,080   AMERISAFE * ..................................            232,955
       9,695   Baldwin & Lyons, Class B .....................            217,847
       4,760   Federated Investors, Class B .................            128,901
       2,500   Potlatch, REIT ...............................             92,875
                                                                ----------------
                                                                         672,578
                                                                ----------------
               HEALTH CARE - 7.83%
      10,020   America Service Group ........................            169,037
       2,375   Bio-Rad Laboratories, Class A * ..............            258,590
       6,705   ICU Medical * ................................            261,897
                                                                ----------------
                                                                         689,524
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               INDUSTRIALS - 4.95% ..........................
       3,230   Copart * .....................................   $        126,777
      14,100   Ducommun .....................................            309,636
                                                                ----------------
                                                                         436,413
                                                                ----------------
               INFORMATION TECHNOLOGY - 13.62%
       5,440   Communications Systems .......................             81,274
      10,870   CSG Systems International * ..................            211,422
      15,625   EPIQ Systems .................................            200,781
       6,455   ManTech International, Class A * .............            259,523
       9,340   Tekelec * ....................................            107,177
      16,140   Tellabs ......................................             85,542
      14,605   Total System Services ........................            254,273
                                                                ----------------
                                                                       1,199,992
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $5,185,082) .........................          5,178,522
                                                                ----------------
INVESTMENT COMPANY - 46.18%
   4,069,547   BlackRock Liquidity Funds
                  TempCash Portfolio ........................          4,069,547
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $4,069,547) .........................          4,069,547
                                                                ----------------
TOTAL INVESTMENTS - 104.95%
   (Cost $9,254,629)** ......................................          9,248,069
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (4.95)% ..................           (436,427)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $      8,811,642
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $ 91,807
Gross unrealized depreciation .......    (98,367)
                                        --------
Net unrealized depreciation .........   $ (6,560)
                                        ========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 23

Aston Funds

NEPTUNE INTERNATIONAL FUND                                      JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CONSUMER STAPLES                          22%
INFORMATION TECHNOLOGY                    14%
ENERGY                                    13%
FINANCIALS                                13%
MATERIALS                                  9%
INDUSTRIALS                                7%
CONSUMER DISCRETIONARY                     6%
HEALTH CARE                                6%
CASH & NET OTHER ASSETS AND LIABILITIES    6%
TELECOMMUNICATION SERVICES                 4%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 94.52%
               AUSTRALIA - 1.39%
       5,000   Foster's Group (a) ...........................   $         28,201
                                                                ----------------
               BRAZIL - 1.81%
       1,000   Petroleo Brasileiro, ADR .....................             36,730
                                                                ----------------
               CHINA - 32.41%
       1,750   Baidu, SP ADR * ..............................            190,102
      60,500   Bank of China (a) ............................             31,603
      42,800   China Construction Bank (a) ..................             37,825
      10,000   China Life Insurance (a) .....................             38,995
       5,000   China Mobile (a) .............................             49,149
      25,000   China Oilfield Services (a) ..................             48,796
      40,000   China South Locomotive and Rolling
                  Stock (a) .................................             57,660
      30,000   Mandarin Oriental International (a) ..........             66,074
      40,000   PetroChina, Class H (a) ......................             55,839
      21,667   Shangri-La Asia (a) ..........................             56,783
       1,000   Tencent Holdings (a) .........................             26,097
                                                                ----------------
                                                                         658,923
                                                                ----------------
               INDIA - 3.37%
         800   ICICI Bank, SP ADR ...........................             34,672
         500   Infosys Technologies, SP ADR .................             33,855
                                                                ----------------
                                                                          68,527
                                                                ----------------
               JAPAN - 1.47%
       1,000   Komatsu (a) ..................................             29,827
                                                                ----------------
               LUXEMBOURG - 0.97%
         500   Evraz Group, GDR * (a) .......................             19,819
                                                                ----------------
               NETHERLANDS - 3.75%
       1,000   Akzo Nobel (a) ...............................             62,463
       1,000   VimpelCom, SP ADR ............................             13,840
                                                                ----------------
                                                                          76,303
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               NORWAY - 2.77%
       1,000   Yara International (a) .......................   $         56,308
                                                                ----------------
               RUSSIA - 22.86%
       2,000   Gazprom, SP ADR ..............................             53,520
         500   LUKOIL, SP ADR ...............................             30,985
       2,000   Mining and Metallurgical Company Norilsk
                  Nickel, ADR ...............................             51,600
       1,250   Mobile TeleSystems, SP ADR ...................             23,888
       2,000   Polyus Gold, SP ADR ..........................             66,500
       5,000   Rosneft Oil, GDR (a) .........................             42,773
         110   Sberbank, GDR ................................             43,217
       3,000   Wimm-Bill-Dann Foods, ADR ....................             99,210
       1,250   X 5 Retail Group, GDR * (a) ..................             53,095
                                                                ----------------
                                                                         464,788
                                                                ----------------
               SWITZERLAND - 2.19%
         800   Novartis AG (a) ..............................             44,536
                                                                ----------------
               TAIWAN - 1.93%
       3,000   Taiwan Semiconductor Manufacturing, SP ADR ...             39,210
                                                                ----------------
               UNITED KINGDOM - 19.60%
       1,000   AstraZeneca (a) ..............................             48,754
       1,000   British American Tobacco (a) .................             36,933
       2,500   Diageo (a) ...................................             48,061
       1,000   GlaxoSmithKline (a) ..........................             18,056
       2,999   HSBC Holdings (a) ............................             32,698
       1,000   Imperial Tobacco Group (a) ...................             28,544
       5,000   Rolls-Royce Group (a) ........................             51,091
       1,687   Standard Chartered (a) .......................             43,935
       5,000   Tesco (a) ....................................             32,230
       2,000   Unilever (a) .................................             58,073
                                                                ----------------
                                                                         398,375
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $1,726,212) .........................          1,921,547
                                                                ----------------
               INVESTMENT COMPANY - 6.21%
     126,163   BlackRock Liquidity Funds
                  TempCash Portfolio ........................            126,163
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $126,163) ...........................            126,163
                                                                ----------------
TOTAL INVESTMENTS - 100.73%
   (Cost $1,852,375)** ......................................          2,047,710
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (0.73)% ..................            (14,837)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $      2,032,873
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $ 358,739
Gross unrealized depreciation .......    (163,404)
                                        ---------
Net unrealized appreciation .........   $ 195,335
                                        =========

(a) Securities with a total aggregate market value of $1,204,218 or 59.24% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 24

Aston Funds

BARINGS INTERNATIONAL FUND                                      JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

FINANCIALS                                21%
MATERIALS                                 15%
CONSUMER DISCRETIONARY                    12%
ENERGY                                    12%
INDUSTRIALS                               10%
HEALTH CARE                                8%
CONSUMER STAPLES                           8%
INFORMATION TECHNOLOGY                     7%
TELECOMMUNICATION SERVICES                 3%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
UTILITIES                                  2%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 97.75%
               AUSTRALIA - 4.75%
      19,439   Newcrest Mining (a) ..........................   $        719,989
     103,530   Oil Search (a) ...............................            687,907
     191,358   Paladin Energy * (a) .........................            936,945
                                                                ----------------
                                                                       2,344,841
                                                                ----------------
               BRAZIL - 0.95%
      39,329   Hypermarcas * ................................            468,093
                                                                ----------------
               CHINA - 1.57%
      29,600   Tencent Holdings (a) .........................            772,461
                                                                ----------------
               FRANCE - 8.03%
       4,675   LVMH Moet Hennessy Louis Vuitton (a) .........            729,527
      16,852   Publicis Groupe (a) ..........................            866,902
      11,479   Sanofi-Aventis (a) ...........................            784,506
      33,133   SES (a) ......................................            798,021
      37,865   Suez Environnement (a) .......................            782,080
                                                                ----------------
                                                                       3,961,036
                                                                ----------------
               GERMANY - 7.84%
      10,942   Bayer (a) ....................................            807,951
       9,650   Bayerische Motoren Werke (a) .................            740,610
       9,772   Deutsche Boerse (a) ..........................            740,644
      10,384   Fresenius (a) ................................            907,101
       4,288   Muenchener Rueckversicherungs-
                  Gesellschaft (a) ..........................            672,175
                                                                ----------------
                                                                       3,868,481
                                                                ----------------
               HONG KONG - 3.68%
      90,000   BOC Hong Kong Holdings (a) ...................            291,588
     435,000   SJM Holdings (a) .............................            731,579
      47,000   Sun Hung Kai Properties (a) ..................            789,860
                                                                ----------------
                                                                       1,813,027
                                                                ----------------
               INDIA - 1.69%
       8,544   Niko Resources ...............................            831,917
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               ISRAEL - 1.62%
      50,862   Israel Chemicals (a) .........................   $        800,687
                                                                ----------------
               JAPAN - 16.81%
      12,100   Daito Trust Construction (a) .................            849,938
       4,200   FANUC (a) ....................................            664,646
     114,000   FUJITSU (a) ..................................            710,260
      67,000   Hitachi Metals (a) ...........................            787,869
         604   Jupiter Telecommunications (a) ...............            617,702
       2,700   KEYENCE (a) ..................................            718,307
      45,600   Mitsui (a) ...................................            769,709
       7,900   Nidec (a) ....................................            746,976
         513   NTT DoCoMo (a) ...............................            917,371
         866   Rakuten (a) ..................................            761,444
      19,400   UniCharm (a) .................................            747,411
                                                                ----------------
                                                                       8,291,633
                                                                ----------------
               NETHERLANDS - 2.88%
      14,547   Heineken (a) .................................            732,279
      14,193   Koninklijke Vopak (a) ........................            685,911
                                                                ----------------
                                                                       1,418,190
                                                                ----------------
               NORWAY - 3.03%
     598,260   Marine Harvest (a) ...........................            673,377
      14,609   Yara International (a) .......................            822,606
                                                                ----------------
                                                                       1,495,983
                                                                ----------------
               RUSSIA - 1.57%
      28,970   Gazprom, SP ADR ..............................            775,237
                                                                ----------------
               SINGAPORE - 3.41%
      74,000   DBS Group Holdings (a) .......................            872,581
      88,000   Keppel (a) ...................................            809,246
                                                                ----------------
                                                                       1,681,827
                                                                ----------------
               SOUTH KOREA - 2.72%
       2,773   Hyundai Mobis (a) ............................            640,930
       3,940   NHN * (a) ....................................            702,743
                                                                ----------------
                                                                       1,343,673
                                                                ----------------
               SPAIN - 1.43%
      46,324   Grifols SA (a) ...............................            705,360
                                                                ----------------
               SWEDEN - 1.44%
      86,533   TeliaSonera (a) ..............................            712,047
                                                                ----------------
               SWITZERLAND - 7.17%
      21,990   Julius Baer Group (a) ........................            995,069
       2,943   Syngenta (a) .................................            949,089
      43,413   UBS * (a) ....................................            777,282
       2,985   Zurich Financial Services (a) ................            816,147
                                                                ----------------
                                                                       3,537,587
                                                                ----------------
               TURKEY - 1.03%
     113,637   Turkiye Garanti Bankasi (a) ..................            507,959
                                                                ----------------
               UNITED KINGDOM - 26.13%
      25,663   Admiral Group (a) ............................            675,295
      31,587   Autonomy * (a) ...............................            757,195
      45,105   BG Group (a) .................................          1,012,090
     100,128   BP (a) .......................................            786,788
     367,316   Centamin Egypt * (a) .........................            802,820
      20,260   De La Rue (a) ................................            216,624
      22,956   Imperial Tobacco Group (a) ...................            655,267
      53,430   Petropavlovsk (a) ............................            875,724
      84,882   Prudential (a) ...............................            919,828
      14,398   Reckitt Benckiser Group (a) ..................            782,563

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 25

Aston Funds

BARINGS INTERNATIONAL FUND                                      JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               UNITED KINGDOM (CONTINUED)
     173,860   Resolution (a) ...............................   $        727,751
      10,380   Rio Tinto (a) ................................            712,855
      76,056   Rolls-Royce Group * (a) ......................            777,154
      38,026   Shire (a) ....................................          1,003,324
      25,453   Standard Chartered (a) .......................            662,883
      38,562   Tullow Oil (a) ...............................            820,408
      31,610   Xstrata * (a) ................................            700,100
                                                                ----------------
                                                                      12,888,669
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $41,388,010) ........................         48,218,708
                                                                ----------------
INVESTMENT COMPANY - 1.84%
     910,645   BlackRock Liquidity Funds
                  TempCash Portfolio ........................            910,645
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $910,645) ...........................            910,645
                                                                ----------------
TOTAL INVESTMENTS - 99.59%
   (Cost $42,298,655)** .....................................         49,129,353
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 0.41% ....................            200,307
                                                                ----------------
NET ASSETS - 100.00% ........................................   $     49,329,660
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $7,414,489
Gross unrealized depreciation .......     (583,791)
                                        ----------
Net unrealized appreciation .........   $6,830,698
                                        ==========

(a) Securities with a total aggregate market value of $46,143,461 or 93.54% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 26

Aston Funds

DYNAMIC ALLOCATION FUND                                         JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

DOMESTIC EQUITIES                         44%
DOMESTIC FIXED INCOME                     20%
INTERNATIONAL EQUITIES                    15%
CASH & NET OTHER ASSETS AND LIABILITIES   12%
COMMODITIES                                6%
REAL ESTATE                                3%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
EXCHANGE TRADED FUNDS - 88.18%
               COMMODITIES - 6.06%
      32,919   PowerShares DB Agriculture Fund * ............   $      1,128,792
     356,090   United States Natural Gas Fund LP * ..........          2,132,979
                                                                ----------------
                                                                       3,261,771
                                                                ----------------
               DOMESTIC EQUITIES - 43.96%
      38,634   Energy Select Sector SPDR Fund ...............          2,826,077
      75,795   Industrial Select Sector SPDR Fund ...........          2,746,811
      82,020   iPath S&P 500 VIX Short-Term Futures ETN * ...          2,627,921
      45,688   iShares Russell 2000 Value Index Fund ........          3,243,848
      56,244   iShares Russell Midcap Growth Index Fund .....          3,245,279
      59,485   iShares Russell Midcap Value Index Fund ......          2,737,500
      28,777   Market Vectors-Coal ..........................          1,342,735
      84,488   Materials Select Sector SPDR Trust ...........          3,247,719
       9,839   SPDR S&P Midcap 400 ETF Trust, Series 1 ......          1,651,476
                                                                ----------------
                                                                      23,669,366
                                                                ----------------
               DOMESTIC FIXED INCOME - 19.70%
     231,420   SPDR Barclays Capital 1-3 Month T-Bill
                  ETF * .....................................         10,610,607
                                                                ----------------
               INTERNATIONAL EQUITIES - 15.34%
      36,914   iShares FTSE/Xinhua China 25 Index Fund ......          1,570,691
      60,942   iShares MSCI Canada Index Fund ...............          1,906,875
      26,281   iShares MSCI South Korea Index Fund ..........          1,613,653
      81,114   Market Vectors - Russia ......................          3,170,746
                                                                ----------------
                                                                       8,261,965
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               REAL ESTATE - 3.12%
      29,360   Vanguard REIT ................................   $      1,678,511
               TOTAL EXCHANGE TRADED FUNDS
                  (Cost $44,473,274) ........................         47,482,220
                                                                ----------------
INVESTMENT COMPANY - 12.05%
   6,485,389   BlackRock Liquidity Funds
                  TempCash Portfolio ........................          6,485,389
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $6,485,389) .........................          6,485,389
                                                                ----------------
TOTAL INVESTMENTS - 100.23%
   (Cost $50,958,663)** .....................................         53,967,609
                                                                ----------------
NET OTHER ASSET AND LIABILITIES - (0.23)% ...................           (121,293)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $     53,846,316
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ........   $3,137,676
Gross unrealized depreciation ........     (128,730)
                                         ----------
Net unrealized appreciation ..........   $3,008,946
                                         ==========

DB   Deutsche Bank
ETF  Exchange-Traded Fund
ETN  Exchange-Traded Note
FTSE Financial Times Stock Exchange
LP   Limited Partnership
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
S&P  Standard & Poor
SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 27

Aston Funds

M.D. SASS ENHANCED EQUITY FUND                                  JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY       22%
INDUSTRIALS                  17%
FINANCIALS                   17%
UTILITIES                    16%
HEALTH CARE                  15%
CONSUMER STAPLES              6%
TELECOMMUNICATION SERVICES    6%
CONSUMER DISCRETIONARY        5%
CASH EQUIVALENTS              1%


%    OF TOTAL NET ASSETS

THE CHART REPRESENTS TOTAL INVESTMENTS IN THE FUND. NET OTHER ASSETS AND LIABILITIES ARE NEGATIVE 4.74% AND CANNOT BE REPRESENTED IN THE PIE CHART FORMAT.

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 103.43%
               CONSUMER DISCRETIONARY - 4.98%
     145,000   International Game Technology (a) ............   $      2,489,650
      65,000   Kohl's * (a) .................................          3,300,700
                                                                ----------------
                                                                       5,790,350
                                                                ----------------
               CONSUMER STAPLES - 6.05%
      55,000   PepsiCo ......................................          3,537,050
     120,000   Sysco (a) ....................................          3,496,800
                                                                ----------------
                                                                       7,033,850
                                                                ----------------
               FINANCIALS - 17.09%
     110,000   Allstate (a) .................................          3,425,400
     193,000   Bank of America (a) ..........................          2,649,890
      30,000   Citigroup * ..................................            144,600
      83,000   MetLife (a) ..................................          3,798,910
     110,000   NYSE Euronext (a) ............................          3,499,100
      50,000   SunTrust Banks (a) ...........................          1,521,500
      39,600   Travelers (a) ................................          2,227,896
      80,000   Wells Fargo (a) ..............................          2,593,600
                                                                ----------------
                                                                      19,860,896
                                                                ----------------
               HEALTH CARE - 14.61%
      69,000   Abbott Laboratories (a) ......................          3,116,040
      65,000   Baxter International (a) .....................          3,151,850
     100,000   Eli Lilly (a) ................................          3,477,000
      57,000   Johnson & Johnson (a) ........................          3,406,890
     100,000   Medtronic (a) ................................          3,832,000
                                                                ----------------
                                                                      16,983,780
                                                                ----------------
               INDUSTRIALS - 17.40%
     195,000   General Electric (a) .........................          3,927,300
      65,000   ITT (a) ......................................          3,829,800
      47,000   Lockheed Martin (a) ..........................          3,741,200
     130,000   Quanta Services * (a) ........................          3,084,900
      75,000   Raytheon (a) .................................          3,749,250
      50,000   Shaw Group * (a) .............................          1,888,500
                                                                ----------------
                                                                      20,220,950
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               INFORMATION TECHNOLOGY - 22.16%
     170,000   Cisco Systems * (a) ..........................   $      3,595,500
     180,000   Corning (a) ..................................          3,997,800
      68,100   EMC * (a) ....................................          1,695,009
      75,000   Harris (a) ...................................          3,490,500
     165,000   Intel (a) ....................................          3,540,900
      40,000   Visa, Class A ................................          2,794,000
     310,000   Xerox (a) ....................................          3,292,200
     104,000   Xilinx (a) ...................................          3,348,800
                                                                ----------------
                                                                      25,754,709
                                                                ----------------
               TELECOMMUNICATION SERVICES - 5.67%
     123,000   AT&T (a) .....................................          3,384,960
      90,000   Verizon Communications (a) ...................          3,205,800
                                                                ----------------
                                                                       6,590,760
                                                                ----------------
               UTILITIES - 15.47%
      50,000   Entergy (a) ..................................          3,608,500
      83,000   Exelon (a) ...................................          3,528,330
     100,000   FirstEnergy (a) ..............................          3,912,000
      75,000   Progress Energy (a) ..........................          3,369,000
     110,000   Public Service Enterprise Group (a) ..........          3,567,300
                                                                ----------------
                                                                      17,985,130
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $114,726,968) .......................        120,220,425
                                                                ----------------

NUMBER OF
CONTRACTS
---------
PURCHASED OPTIONS (B) - 0.40%
               SPDR S&P 500 ETF Trust
         200   Strike @ $111 Exp 02/11 ......................              2,400
         200   Strike @ $112 Exp 02/11 ......................              2,800
         200   Strike @ $113 Exp 02/11 ......................              3,000
         200   Strike @ $114 Exp 02/11 ......................              3,200
         100   Strike @ $108 Exp 03/11 ......................              3,100
         200   Strike @ $109 Exp 03/11 ......................              6,400
         300   Strike @ $110 Exp 03/11 ......................             10,800
         200   Strike @ $111 Exp 03/11 ......................              7,600
         700   Strike @ $112 Exp 03/11 ......................             43,400
       1,000   Strike @ $114 Exp 03/11 ......................             75,000
       1,000   Strike @ $115 Exp 03/11 ......................             81,000
       1,200   Strike @ $116 Exp 03/11 ......................            106,800
       1,200   Strike @ $117 Exp 03/11 ......................            122,400
                                                                ----------------
               TOTAL PURCHASED OPTIONS
                  (Cost $657,817) ...........................            467,900
                                                                ----------------

SHARES
------
INVESTMENT COMPANY - 0.91%
   1,052,548   BlackRock Liquidity Funds
                  FedFund Portfolio .........................          1,052,548
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,052,548) .........................          1,052,548
                                                                ----------------
TOTAL INVESTMENTS - 104.74%
   (Cost $116,437,333)** ....................................        121,740,873
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (4.74)% ..................         (5,507,594)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $    116,233,279
                                                                ================

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 28

Aston Funds

M.D. SASS ENHANCED EQUITY FUND                                  JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ........   $ 7,827,239
Gross unrealized depreciation ........    (2,523,699)
                                         -----------
Net unrealized appreciation ..........   $ 5,303,540
                                         ===========

(a)  These securities are pledged as collateral for call options written.

(b)  Primary risk exposure is equity contracts.

ETF  Exchange-Traded Fund
NYSE New York Stock Exchange
S&P  Standard & Poor
SPDR Standard & Poor's Depositary Receipt

Transactions in written call options for the period ended January 31, 2011 were as follows:

                                 NUMBER OF
                                 CONTRACTS     PREMIUM
                                 ---------   -----------
BEGINNING OF PERIOD                31,691    $ 3,105,267
CALL OPTIONS WRITTEN               22,199      1,869,977
CALL OPTIONS CLOSED OR EXPIRED    (17,361)    (1,694,490)
CALL OPTIONS EXERCISED               (742)       (78,057)
                                  -------    -----------
OUTSTANDING, JANUARY 31, 2011      35,787    $ 3,202,697
                                  =======    ===========

Premiums received and value of written equity options outstanding as of January 31, 2011.

NUMBER OF                                                  PREMIUM      MARKET
CONTRACTS   DESCRIPTION                                   RECEIVED     VALUE (B)
---------   ------------------------------------------   ----------   ----------
            Abbott Labs
      690   Strike @ $52.5 Exp 08/11 .................   $   55,058   $   14,490
            Allstate
      700   Strike @ $31 Exp 04/11 ...................      118,858       91,000
       60   Strike @ $32 Exp 04/11 ...................        7,739        5,520
      340   Strike @ $33 Exp 07/11 ...................       41,714       38,760
            AT&T
       70   Strike @ $31 Exp 04/11 ...................        3,709          210
      480   Strike @ $28 Exp 07/11 ...................       97,431       37,440
      400   Strike @ $29 Exp 07/11 ...................       21,594       17,600
      280   Strike @ $30 Exp 07/11 ...................       17,616        5,880
            Bank of America
    1,430   Strike @ $14 Exp 05/11 ...................       82,919      122,980
      500   Strike @ $16 Exp 05/11 ...................       27,493       13,500
            Baxter International
      590   Strike @ $49 Exp 02/11 ...................       66,087       36,580
       60   Strike @ $52.5 Exp 05/11 .................       10,199        4,140
            Cisco Systems
      500   Strike @ $22 Exp 07/11 ...................       50,992       50,500
    1,200   Strike @ $23 Exp 07/11 ...................       88,181       80,400
            Corning
      200   Strike @ $20 Exp 05/11 ...................       16,997       54,800
       50   Strike @ $21 Exp 05/11 ...................        3,999        9,950
      500   Strike @ $22 Exp 05/11 ...................       33,572       70,500
    1,050   Strike @ $23 Exp 08/11 ...................       67,455      156,450
            Eli Lilly
      680   Strike @ $36 Exp 04/11 ...................       68,386       19,040
       70   Strike @ $38 Exp 04/11 ...................        7,139          420
      200   Strike @ $36 Exp 07/11 ...................       19,197       13,200
       50   Strike @ $37 Exp 07/11 ...................        2,949        2,100

NUMBER OF                                                  PREMIUM      MARKET
CONTRACTS   DESCRIPTION                                   RECEIVED     VALUE (B)
---------   ------------------------------------------   ----------   ----------
            EMC
      681   Strike @ $22 Exp 04/11 ...................   $   52,044   $  211,110
            Entergy
      100   Strike @ $80 Exp 06/11 ...................       18,502        3,500
            Exelon
      300   Strike @ $44 Exp 07/11 ...................       23,795       27,000
      530   Strike @ $45 Exp 07/11 ...................       43,362       29,150
            FirstEnergy
      620   Strike @ $39 Exp 04/11 ...................       42,771       52,080
      380   Strike @ $40 Exp 07/11 ...................       30,014       34,200
            General Electric
       10   Strike @ $20 Exp 03/11 ...................          340          700
    1,490   Strike @ $18 Exp 06/11 ...................       87,188      390,380
      450   Strike @ $19 Exp 06/11 ...................       22,493       83,250
            Harris
      223   Strike @ $50 Exp 02/11 ...................       17,940        2,230
      527   Strike @ $50 Exp 05/11 ...................      110,063       65,875
            Intel
      100   Strike @ $20 Exp 04/11 ...................        9,998       15,500
      650   Strike @ $21 Exp 04/11 ...................       47,490       60,450
      700   Strike @ $21 Exp 07/11 ...................       83,638       95,900
      200   Strike @ $22 Exp 07/11 ...................       16,797       17,800
            International Game Technology
    1,450   Strike @ $17 Exp 04/11 ...................      103,528      153,700
            ITT
      250   Strike @ $55 Exp 04/11 ...................       33,246      117,500
      400   Strike @ $55 Exp 07/11 ...................       66,010      224,000
            Johnson & Johnson
      240   Strike @ $62.5 Exp 04/11 .................       48,716        7,920
      210   Strike @ $65 Exp 07/11 ...................       31,675        7,350
            Kohl's
      650   Strike @ $55 Exp 03/11 ...................       31,840       29,250
            Lockheed Martin
      100   Strike @ $75 Exp 06/11 ...................       27,298       60,000
      370   Strike @ $80 Exp 06/11 ...................       45,357      111,000
            Medtronic
      150   Strike @ $39 Exp 05/11 ...................       14,698       21,750
      850   Strike @ $40 Exp 05/11 ...................       64,737       90,950
            MetLife
      380   Strike @ $45 Exp 03/11 ...................       49,424       84,360
      350   Strike @ $46 Exp 03/11 ...................       39,144       57,400
      100   Strike @ $46 Exp 06/11 ...................       14,798       31,500
            NYSE Euronext
      600   Strike @ $33 Exp 02/11 ...................       19,791       22,800
      500   Strike @ $34 Exp 06/11 ...................       45,492       60,500
            Progress Energy
       21   Strike @ $46 Exp 04/11 ...................        1,134          945
      329   Strike @ $46 Exp 07/11 ...................       28,526       26,320
      400   Strike @ $47 Exp 07/11 ...................       18,344       20,000
            Public Service Enterprise Group
      540   Strike @ $35 Exp 06/11 ...................       45,352       18,900
            Quanta Services
      379   Strike @ $21 Exp 05/11 ...................       33,830      130,755
      721   Strike @ $22 Exp 05/11 ...................       66,423      198,275
      200   Strike @ $22 Exp 08/11 ...................       31,841       64,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 29

Aston Funds

M.D. SASS ENHANCED EQUITY FUND                                  JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

NUMBER OF                                                  PREMIUM      MARKET
CONTRACTS   DESCRIPTION                                   RECEIVED     VALUE (B)
---------   ------------------------------------------   ----------   ----------
            Raytheon
      400   Strike @ $49 Exp 05/11 ...................   $   66,062   $  111,200
      260   Strike @ $50 Exp 05/11 ...................       36,926       58,500
       90   Strike @ $52.5 Exp 08/11 .................       17,368       15,480
            Shaw Group
      500   Strike @ $35 Exp 04/11 ...................       58,012      205,000
            SunTrust Bank
      332   Strike @ $31 Exp 07/11 ...................       46,504       84,328
      168   Strike @ $35 Exp 07/11 ...................        9,884       18,480
            Sysco
      350   Strike @ $31 Exp 02/11 ...................       10,645        1,750
      200   Strike @ $31 Exp 05/11 ...................       12,797        5,000
      600   Strike @ $32 Exp 05/11 ...................       35,912        6,000
            Travelers
      396   Strike @ $55 Exp 04/11 ...................       78,401       91,080
            Verizon Communications
      375   Strike @ $34 Exp 04/11 ...................       38,444       79,500
      375   Strike @ $35 Exp 04/11 ...................       29,269       55,125
      100   Strike @ $35 Exp 07/11 ...................        8,098       19,300
       50   Strike @ $36 07/11 .......................        2,849        6,750
            Visa, Class A
      346   Strike @ $75 Exp 06/11 ...................       96,151       87,192
       54   Strike @ $80 Exp 06/11 ...................        9,287        7,398
            Wells Fargo
      600   Strike @ $30 Exp 04/11 ...................       67,372      189,000
      200   Strike @ $31 Exp 04/11 ...................       18,397       47,800
            Xerox
    1,000   Strike @ $11 Exp 02/11 ...................       13,985       11,000
    1,600   Strike @ $11 Exp 03/11 ...................       37,576       38,400
      500   Strike @ $12 Exp 07/11 ...................       18,992       15,000
            Xilinx
      640   Strike @ $28 Exp 06/11 ...................       74,049      314,240
      400   Strike @ $29 Exp 06/11 ...................       38,794      160,000
                                                         ----------   ----------
            TOTAL WRITTEN CALL OPTIONS ...............   $3,202,697   $5,101,283
                                                         ==========   ==========

(b)  Primary risk exposure is equity contracts.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 30

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                            JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

DOMESTIC EQUITIES                         74%
CASH & NET OTHER ASSETS AND LIABILITIES   15%
INTERNATIONAL EQUITIES                     5%
COMMODITIES                                4%
FIXED INCOME                               2%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               EXCHANGE TRADED FUNDS - 84.99%
               COMMODITIES - 4.05%
       4,110   PowerShares DB Agriculture Fund * ............   $        140,932
       8,550   ProShares UltraShort Gold * ..................            269,581
      10,780   ProShares UltraShort Silver * ................            123,754
                                                                ----------------
                                                                         534,267
                                                                ----------------
               DOMESTIC EQUITIES - 73.51%
       4,470   First Trust Dow Jones Internet Index Fund ....            154,215
       7,750   First Trust Energy AlphaDEX Fund .............            174,530
       8,780   First Trust Financial AlphaDEX Fund ..........            130,997
       6,680   First Trust ISE-Revere Natural Gas Index
                  Fund ......................................            139,278
       4,580   First Trust Multi Cap Value AlphaDEX Fund ....            134,015
       5,500   First Trust Technology AlphaDEX Fund .........            130,570
       2,160   iShares Dow Jones U.S. Aerospace & Defense
                  Index Fund ................................            134,611
       2,270   iShares Dow Jones U.S. Healthcare Providers
                  Index Fund ................................            128,890
      20,050   iShares Dow Jones U.S. Home Construction Index
                  Fund ......................................            271,677
       4,660   iShares Dow Jones U.S. Technology Sector Index
                  Fund ......................................            311,894
       4,450   iShares Russell 1000 Index Fund ..............            318,086
       1,970   iShares Russell 1000 Value Index Fund ........            130,572
       3,230   iShares Russell 2000 Growth Index Fund .......            280,525
       3,410   iShares Russell 2000 Index Fund ..............            265,809
       3,620   iShares Russell 2000 Value Index Fund ........            257,020
       2,080   iShares Russell 3000 Index Fund ..............            159,203
       4,580   iShares Russell MidCap Growth Index Fund .....            264,266
       3,120   iShares Russell MidCap Index Fund ............            323,825

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               DOMESTIC EQUITIES (CONTINUED)
       5,810   iShares Russell MidCap Value
               Index Fund ...................................   $        267,376
       6,330   iShares S&P 500 Value Index Fund .............            389,232
       3,270   iShares S&P MidCap 400 Growth
               Index Fund ...................................            333,475
       3,570   iShares S&P MidCap 400
               Index Fund ...................................            329,618
       7,410   iShares S&P North American
               Technology-Multimedia
               Networking Index Fund ........................            253,792
       3,710   iShares S&P SmallCap 600
               Growth Index Fund ............................            269,791
       4,320   Market Vectors-Coal ETF ......................            201,571
       5,320   Market Vectors-Nuclear Energy ETF ............            139,012
         900   Oil Service HOLDRS Trust .....................            138,519
       2,830   PowerShares QQQ ..............................            158,537
      10,590   ProShares UltraShort Russell2000 * ...........            132,799
      13,570   ProShares UltraShort Russell2000
               Growth * .....................................            131,629
       9,430   ProShares UltraShort
               Russell2000 Value * ..........................            126,833
       6,800   Rydex S&P 500 Pure Growth ETF ................            299,812
       8,910   Rydex S&P 500 Pure Value ETF .................            262,578
       6,060   Rydex S&P Equal Weight ETF ...................            292,759
       1,770   Rydex S&P MidCap 400 Pure
               Growth ETF ...................................            139,016
      11,380   Rydex S&P MidCap 400 Pure
               Value ETF ....................................            396,479
       5,790   Rydex S&P SmallCap 600
               Pure Growth ETF ..............................            276,762
       4,070   Rydex S&P SmallCap 600
               Pure Value ETF ...............................            156,614
      10,150   SPDR KBW Bank ETF ............................            267,148
      10,390   SPDR KBW Regional Banking ETF ................            271,491
       3,580   SPDR S&P Oil & Gas
               Equipment & Services ETF .....................            139,978
       2,610   SPDR S&P Oil & Gas
               Exploration & Production ETF .................            148,117
       2,240   SPDR S&P Semiconductor ETF ...................            132,608
       4,310   Vanguard Mid-Cap ETF .........................            327,862
                                                                ----------------
                                                                       9,693,391
                                                                ----------------
               FIXED INCOME - 2.24%
       3,710   ProShares UltraShort 20+
               Year Treasury * ..............................            144,875
       3,570   ProShares UltraShort 7-10
               Year Treasury * ..............................            150,940
                                                                ----------------
                                                                         295,815
                                                                ----------------
               INTERNATIONAL EQUITIES - 5.19%
       3,270   iShares MSCI ACWI Index Fund .................            154,704
       5,180   iShares MSCI Germany Index Fund ..............            130,381
       2,020   iShares S&P Global 100
               Index Fund ...................................            130,058
       2,810   iShares S&P Global Timber &
               Forestry Index Fund ..........................            135,611
       4,080   PowerShares Global Agriculture
               Portfolio ....................................            132,886
                                                                ----------------
                                                                         683,640
                                                                ----------------
               TOTAL EXCHANGE TRADED FUNDS
                  (Cost $10,198,997) ........................         11,207,113
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 31

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                            JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
INVESTMENT COMPANY - 15.69%
   2,069,404   BlackRock Liquidity Funds
                  TempCash Portfolio ........................   $      2,069,404
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $2,069,404) .........................          2,069,404
                                                                ----------------
TOTAL INVESTMENTS - 100.68%
   (Cost $12,268,401)** .....................................         13,276,517
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (0.68)% ..................            (89,378)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $     13,187,139
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...........   $1,040,062
Gross unrealized depreciation ...........      (31,946)
                                            ----------
Net unrealized appreciation .............   $1,008,116
                                            ==========

ACWI   All Country World Index
DB     Deutsche Bank
ETF    Exchange-Traded Fund
HOLDRS Holding Company Depositary Receipts
ISE    International Securities Exchange
KBW    Keefe, Bruyette & Woods
MSCI   Morgan Stanley Capital International
S&P    Standard & Poor
SPDR   Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 32

Aston Funds

LAKE PARTNERS LASSO ALTERNATIVES FUND                           JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

LONG/SHORT STRATEGIES                     46%
HEDGED FIXED INCOME                       31%
HEDGED FUTURES/COMMODITIES                11%
ARBITRAGE                                  7%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               INVESTMENT COMPANIES - 97.91%
               ARBITRAGE - 6.68%
      35,659   Arbitrage Fund-I .............................   $        459,289
      22,172   Dunham Monthly Distribution Fund-N ...........            819,692
     115,541   Merger Fund ..................................          1,840,563
                                                                ----------------
                                                                       3,119,544
                                                                ----------------
               HEDGED FIXED INCOME - 30.83%
     142,205   Driehaus Active Income Fund ..................          1,599,812
      59,484   Driehaus Select Credit Fund ..................            615,064
     125,389   Eaton Vance Global Macro Absolute Return
                  Fund-I ....................................          1,281,479
     156,149   John Hancock Funds II - Strategic Income
                  Opportunities Fund ........................          1,705,151
     284,398   MainStay High Yield Opportunities Fund-I .....          3,421,306
     315,463   Metropolitan West High Yield Bond Fund-I .....          3,425,928
      16,800   ProShares UltraShort 20+ Year Treasury * .....            656,040
     130,107   Templeton Global Total Return Fund-AD ........          1,705,702
                                                                ----------------
                                                                      14,410,482
                                                                ----------------
               HEDGED FUTURES/COMMODITIES - 10.90%
     111,641   Altegris Managed Futures Strategy Fund-I .....          1,161,072
       1,053   ASG Diversifying Strategies Fund-Y ...........             11,002
     107,759   ASG Managed Futures Strategy Fund-Y ..........          1,160,566

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               HEDGED FUTURES/COMMODITIES (CONTINUED)
       3,800   iPATH S&P 500 VIX Mid-Term Futures ETN * .....   $        220,685
       7,200   iPATH S&P 500 VIX Short-Term Futures ETN * ...            230,688
     112,545   Managers AMG FQ Global Alternative Fund-A * ..          1,158,091
     112,880   MutualHedge Frontier Legends Fund-A * ........          1,154,761
                                                                ----------------
                                                                       5,096,865
                                                                ----------------
               LONG/SHORT STRATEGIES - 46.09%
     126,920   FPA Crescent Fund-I ..........................          3,444,607
      79,077   Needham Aggressive Growth Fund ...............          1,377,530
      95,527   Needham Small Cap Growth Fund ................          1,367,941
     163,024   RidgeWorth International Equity 130/30
                  Fund-I ....................................          1,230,829
     323,459   Robeco Boston Partners Long/Short Equity
                  Fund-IS ...................................          6,572,683
      15,284   Royce Global Select Fund-INV .................            297,427
      80,161   Royce Select Fund I ..........................          1,653,711
     279,768   The Weitz Funds - Partners III Opportunity
                  Fund * ....................................          3,292,867
     180,072   Wasatch-1st Source Long/Short Fund ...........          2,308,522
                                                                ----------------
                                                                      21,546,117
                                                                ----------------
               CASH EQUIVALENTS - 3.41%
   1,594,826   BlackRock Liquidity Funds
                  TempCash Portfolio ........................          1,594,826
                                                                ----------------
               TOTAL INVESTMENT COMPANIES
                  (Cost $44,146,452) ........................         45,767,834
                                                                ----------------
TOTAL INVESTMENTS - 97.91%
   (Cost $44,146,452)** .....................................         45,767,834
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 2.09% ....................            978,947
                                                                ----------------
NET ASSETS - 100.00% ........................................   $     46,746,781
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.....   $1,687,921
Gross unrealized depreciation.....      (66,539)
                                     ----------
Net unrealized appreciation.......   $1,621,382
                                     ==========

ETN Exchange-Traded Note
S&P Standard & Poor

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 33

Aston Funds

FORTIS REAL ESTATE FUND                                         JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

RETAIL                                    30%
RESIDENTIAL                               18%
OFFICE PROPERTIES                         15%
STORAGE                                    8%
DIVERSIFIED                                8%
HEALTH CARE                                7%
INDUSTRIAL                                 7%
HOTELS                                     5%
CASH & NET OTHER ASSETS AND LIABILITIES    1%
FOREIGN COMMON STOCK                       1%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 98.14%
               DIVERSIFIED - 7.60%
       4,590   American Assets Trust * ......................   $         97,721
      16,624   Digital Realty Trust .........................            904,346
      18,188   Liberty Property Trust .......................            632,397
      13,929   Vornado Realty Trust .........................          1,227,006
                                                                ----------------
                                                                       2,861,470
                                                                ----------------
               HEALTH CARE - 7.07%
       7,536   HCP ..........................................            279,510
      24,116   Nationwide Health Properties .................            905,556
      26,607   Ventas .......................................          1,475,624
                                                                ----------------
                                                                       2,660,690
                                                                ----------------
               HOTELS - 4.81%
      97,843   Host Hotels & Resorts ........................          1,811,074
                                                                ----------------
               INDUSTRIAL - 6.67%
      31,746   AMB Property .................................          1,065,078
       7,285   EastGroup Properties .........................            317,553
      75,583   ProLogis .....................................          1,127,698
                                                                ----------------
                                                                       2,510,329
                                                                ----------------
               OFFICE PROPERTIES - 14.93%
      31,108   Boston Properties ............................          2,935,662
      51,848   Brandywine Realty Trust ......................            601,437
      86,549   Douglas Emmett ...............................          1,595,098
       6,762   SL Green Realty ..............................            492,003
                                                                ----------------
                                                                       5,624,200
                                                                ----------------
               RESIDENTIAL - 18.21%
      21,041   AvalonBay Communities ........................          2,439,283
      20,060   Brookdale Senior Living * ....................            438,311
      42,204   Equity Residential ...........................          2,287,035
      14,595   Essex Property Trust .........................          1,693,020
                                                                ----------------
                                                                       6,857,649
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               RETAIL - 30.47%
      22,359   Federal Realty Investment Trust ..............   $      1,798,334
      64,578   Glimcher Realty Trust ........................            568,932
      25,299   Kimco Realty .................................            457,659
      46,540   Simon Property Group .........................          4,721,483
      24,708   Tanger Factory Outlet Centers ................            645,126
      31,859   Taubman Centers ..............................          1,667,819
      65,888   Weingarten Realty Investors ..................          1,615,574
                                                                ----------------
                                                                      11,474,927
                                                                ----------------
               STORAGE - 8.38%
      28,950   Public Storage ...............................          3,154,971
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $27,656,169) ........................         36,955,310
                                                                ----------------
FOREIGN COMMON STOCKS - 0.85%
               CANADA - 0.85%
       3,772   Boardwalk Real Estate Investment Trust .......            165,669
       4,860   Canadian Real Estate Investment Trust ........            155,310
                                                                ----------------
               TOTAL FOREIGN COMMON STOCKS
                  (Cost $282,406) ...........................            320,979
                                                                ----------------
INVESTMENT COMPANY - 2.91%
   1,095,038   BlackRock Liquidity Funds
                  TempCash Portfolio ........................          1,095,038
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,095,038) .........................          1,095,038
                                                                ----------------
TOTAL INVESTMENTS - 101.90%
   (Cost $29,033,613)** .....................................         38,371,327
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (1.90)% ..................           (714,257)
                                                                ----------------
NET ASSETS - 100.00% ........................................   $     37,657,070
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .........   $9,337,714
Gross unrealized depreciation .........           --
                                          ----------
Net unrealized appreciation ...........   $9,337,714
                                          ==========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 34

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

COMMON STOCKS                             61%
CORPORATE NOTES AND BONDS                 22%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    11%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
ASSET-BACKED SECURITIES                    1%

%    OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
COMMON STOCKS - 61.26%
               CONSUMER DISCRETIONARY - 9.51%
      10,300   Carnival .....................................   $        460,512
       5,400   Coach ........................................            292,085
       8,150   McDonald's ...................................            600,410
       7,600   NIKE, Class B ................................            626,848
       8,900   TJX ..........................................            421,771
      13,750   Walt Disney ..................................            534,463
                                                                ----------------
                                                                       2,936,089
                                                                ----------------
               CONSUMER STAPLES - 12.49%
      14,400   Coca-Cola ....................................            905,040
       2,400   Colgate-Palmolive ............................            184,248
       8,400   Costco Wholesale .............................            603,456
      16,500   Kraft Foods, Class A .........................            504,405
      13,670   PepsiCo ......................................            879,118
      12,350   Procter & Gamble .............................            779,656
                                                                ----------------
                                                                       3,855,923
                                                                ----------------
               ENERGY - 9.99%
       4,800   Apache .......................................            572,928
      10,350   Cameron International * ......................            551,655
       9,600   Halliburton ..................................            432,000
       6,850   Occidental Petroleum .........................            662,258
       9,750   Schlumberger .................................            867,653
                                                                ----------------
                                                                       3,086,494
                                                                ----------------
               FINANCIALS - 2.40%
      16,500   JPMorgan Chase ...............................            741,510
                                                                ----------------
               HEALTH CARE - 7.17%
      11,750   Abbott Laboratories ..........................            530,630
      11,650   Allergan .....................................            822,607
      14,950   Stryker ......................................            860,522
                                                                ----------------
                                                                       2,213,759
                                                                ----------------

                                                                     MARKET
SHARES                                                                VALUE
------                                                          ----------------
               INDUSTRIALS - 5.94%
       9,550   Emerson Electric .............................   $        562,304
       9,800   Fluor ........................................            678,062
       8,300   United Parcel Service, Class B ...............            594,446
                                                                ----------------
                                                                       1,834,812
                                                                ----------------
               INFORMATION TECHNOLOGY - 13.76%
      13,200   Accenture, Class A ...........................            679,404
       1,990   Apple * ......................................            675,247
      11,000   Broadcom, Class A ............................            495,990
       1,440   Google, Class A * ............................            864,518
      20,100   Oracle .......................................            643,803
      16,450   QUALCOMM .....................................            890,439
                                                                ----------------
                                                                       4,249,401
                                                                ----------------
               TOTAL COMMON STOCKS
                  (Cost $15,399,636) ........................         18,917,988
                                                                ----------------

PAR VALUE
---------
CORPORATE NOTES AND BONDS - 22.13%
               CONSUMER STAPLES - 3.91%
$    350,000   Coca-Cola
                  Senior Unsecured Notes
                  5.350%, 11/15/17 ..........................            400,932
     400,000   PepsiCo
                  Senior Unsecured Notes
                  5.000%, 06/01/18 ..........................            438,636
     350,000   Wal-Mart Stores
                  Senior Unsecured Notes
                  3.200%, 05/15/14 ..........................            367,012
                                                                ----------------
                                                                       1,206,580
                                                                ----------------
               ENERGY - 1.24%
     350,000   ConocoPhillips
                  4.750%, 02/01/14 ..........................            382,684
                                                                ----------------
               FINANCIALS - 5.17%
     400,000   General Electric Capital
                  Senior Unsecured Notes,
                  MTN, Series A
                  5.875%, 02/15/12 ..........................            421,423
     350,000   JPMorgan Chase
                  Senior Unsecured Notes
                  4.750%, 05/01/13 ..........................            374,486
     400,000   U.S. Bancorp
                  Senior Unsecured Notes
                  4.200%, 05/15/14 ..........................            430,817
     350,000   Wells Fargo
                  Senior Unsecured Notes,
                  MTN, Series 1
                  3.750%, 10/01/14 ..........................            370,022
                                                                ----------------
                                                                       1,596,748
                                                                ----------------
               HEALTH CARE - 5.33%
     350,000   Abbott Laboratories
                  Senior Unsecured Notes
                  4.350%, 03/15/14 ..........................            378,567
     300,000   Johnson & Johnson
                  Senior Unsecured Notes
                  5.950%, 08/15/37 ..........................            338,985
     400,000   Medtronic
                  Senior Unsecured Notes
                  3.000%, 03/15/15 ..........................            411,647

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 35

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
PAR VALUE                                                             VALUE
---------                                                       ----------------
               HEALTH CARE (CONTINUED)
$    400,000   Pfizer
                  Senior Unsecured Notes
                  4.450%, 03/15/12 ..........................   $        417,150
     100,000   UnitedHealth Group
                  Senior Unsecured Notes
                  1.586%, 02/07/11 (a) ......................            100,018
                                                                ----------------
                                                                       1,646,367
                                                                ----------------
               INFORMATION TECHNOLOGY - 3.91%
     350,000   Cisco Systems
                  Senior Unsecured Notes
                  5.500%, 02/22/16 ..........................            399,408
     400,000   Hewlett-Packard
                  Senior Unsecured Notes
                  4.500%, 03/01/13 ..........................            427,650
     350,000   Oracle
                  Senior Unsecured Notes
                  4.950%, 04/15/13 ..........................            380,773
                                                                ----------------
                                                                       1,207,831
                                                                ----------------
               TELECOMMUNICATION SERVICES - 2.57%
     375,000   AT&T
                  Senior Unsecured Notes
                  4.950%, 01/15/13 ..........................            402,813
     350,000   Verizon Communications
                  Senior Unsecured Notes
                  5.550%, 02/15/16 ..........................            392,620
                                                                ----------------
                                                                         795,433
                                                                ----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $6,559,904) .........................          6,835,643
                                                                ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.97%
               FANNIE MAE - 0.34%
      33,125   7.500%, 02/01/35,
                  Pool # 787557                                           38,085
      13,134   7.500%, 04/01/35,
                  Pool # 819231                                           15,101
      49,046   6.000%, 11/01/35,
                  Pool # 844078                                           53,633
                                                                ----------------
                                                                         106,819
                                                                ----------------
               FREDDIE MAC - 0.63%
     150,000   4.500%, 01/15/13 .............................            161,316
      29,619   5.500%, 12/01/20,
                  Gold Pool # G11820 ........................             32,012
                                                                ----------------
                                                                         193,328
                                                                ----------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                  - 0.19%
      53,850   5.500%, 02/15/39,
                  Pool # 698060 .............................             58,276
                                                                ----------------
               U.S. TREASURY BONDS - 2.09%
     175,000   8.000%, 11/15/21 .............................            246,012
     350,000   5.375%, 02/15/31 .............................            398,398
                                                                ----------------
                                                                         644,410
                                                                ----------------
               U.S. TREASURY NOTES - 7.72%
     450,000   1.375%, 05/15/12 .............................            455,906
     175,000   4.000%, 02/15/15 .............................            192,527
     425,000   4.500%, 02/15/16 .............................            477,262

                                                                     MARKET
PAR VALUE                                                             VALUE
---------                                                       ----------------
               U.S. TREASURY NOTES (CONTINUED)
$    400,000   2.625%, 04/30/16 .............................   $        411,312
     350,000   4.625%, 02/15/17 .............................            394,762
     450,000   3.125%, 05/15/19 .............................            454,008
                                                                ----------------
                                                                       2,385,777
               TOTAL U.S. GOVERNMENT AND AGENCY  OBLIGATIONS
                  (Cost $3,259,073) .........................          3,388,610
                                                                ----------------
ASSET-BACKED SECURITIES - 0.12%
       2,399   Daimler Chrysler Auto Trust
                  Series 2006-C, Class A4
                  4.980%, 11/08/11 ..........................              2,401
      34,713   Ford Credit Auto Owner Trust
                  Series 2008-B, Class A3A
                  4.280%, 05/15/12 ..........................             34,943
               TOTAL ASSET-BAC_ED SECURITIES
                  (Cost $37,927) ............................             37,344
                                                                ----------------

SHARES
------
INVESTMENT COMPANY - 5.79%
   1,787,410   BlackRock Liquidity Funds
                  TempCash Portfolio                                   1,787,410
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,787,410)                                    1,787,410
                                                                ----------------
TOTAL INVESTMENTS - 100.27%
   (Cost $27,043,950)**                                               30,966,995
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - (0.27)%                               (82,783)
                                                                ----------------
NET ASSETS - 100.00%                                            $     30,884,212
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ........   $4,028,054
Gross unrealized depreciation ........     (105,009)
                                         ----------
Net unrealized appreciation ..........   $3,923,045
                                         ==========

(a) Floating rate note. The interest rate shown reflects the rate in effect at January 31, 2011.

MTN  Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks .....................................     61%
Investment Company ................................      6%
U.S. Government Obligations .......................     10%
U.S. Government Agency Obligations ................      1%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa ............................................      1%
   Aa .............................................      8%
   A ..............................................     12%
   Baa ............................................      1%
                                                       ---
                                                       100%
                                                       ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 36

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CORPORATE NOTES AND BONDS                 63%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    30%
CASH & NET OTHER ASSETS AND LIABILITIES    3%
COMMERCIAL MORTGAGE-BACKED SECURITIES      2%
ASSET-BACKED SECURITIES                    2%

%    OF TOTAL NET ASSETS

                                                                     MARKET
PAR VALUE                                                             VALUE
---------                                                       ----------------
CORPORATE NOTES AND BONDS - 63.01%
               CONSUMER DISCRETIONARY - 6.10%
$    300,000   JC Penney
                  Senior Unsecured Notes
                  6.375%, 10/15/36 ..........................   $        276,750
   1,000,000   Limited Brands
                  Senior Unsecured Notes
                  7.600%, 07/15/37 ..........................            980,000
               Macy's Retail Holdings
     100,000      8.375%, 07/15/15 (a) ......................            116,500
     500,000      6.375%, 03/15/37 ..........................            490,000
     250,000   Mattel
                  Senior Unsecured Notes
                  6.200%, 10/01/40 ..........................            241,916
     250,000   Staples
                  9.750%, 01/15/14 ..........................            304,859
     450,000   Whirlpool, MTN
                  Unsecured Notes
                  8.600%, 05/01/14 ..........................            522,774
               Wyndham Worldwide
                  Senior Unsecured Notes
     250,000      6.000%, 12/01/16 ..........................            263,619
     250,000      7.375%, 03/01/20 ..........................            273,501
                                                                ----------------
                                                                       3,469,919
                                                                ----------------
               CONSUMER STAPLES - 3.66%
               Altria Group
     500,000      8.500%, 11/10/13 ..........................            591,067
     200,000      10.200%, 02/06/39 .........................            271,992
     250,000   Corn Products International
                  Senior Unsecured Notes
                  6.625%, 04/15/37 ..........................            257,879
     250,000   Kraft Foods
                  Senior Unsecured Notes
                  7.000%, 08/11/37 ..........................            283,519
     150,000   PepsiCo
                  Senior Unsecured Notes
                  7.900%, 11/01/18 ..........................            191,251

                                                                     MARKET
PAR VALUE                                                             VALUE
---------                                                       ----------------
               CONSUMER STAPLES (CONTINUED)
$    250,000   Ralcorp Holdings
                  6.625%, 08/15/39 ..........................   $        253,861
     200,000   Reynolds American
                  7.750%, 06/01/18 ..........................            235,516
                                                                ----------------
                                                                       2,085,085
                                                                ----------------
               ENERGY - 10.05%
     250,000   Anadarko Petroleum
                  Senior Unsecured Notes
                  6.450%, 09/15/36 ..........................            244,616
     250,000   Chesapeake Energy
                  6.625%, 08/15/20 ..........................            260,000
     500,000   Ecopetrol SA
                  Senior Unsecured Notes
                  7.625%, 07/23/19 ..........................            581,250
     250,000   El Paso Pipeline Partners Operating
                  7.500%, 11/15/40 ..........................            269,236
     250,000   Energy Transfer Partners
                  Senior Unsecured Notes
                  9.000%, 04/15/19 ..........................            318,212
     400,000   Hess
                  Senior Unsecured Notes
                  8.125%, 02/15/19 ..........................            508,142
     400,000   Kinder Morgan Energy Partners
                  Senior Unsecured Notes
                  9.000%, 02/01/19 ..........................            509,359
   1,005,000   Marathon Oil Canada
                  8.375%, 05/01/12 ..........................          1,098,779
     450,000   Nabors Industries
                  9.250%, 01/15/19 ..........................            557,544
     250,000   Pride International
                  Senior Unsecured Notes
                  6.875%, 08/15/20 ..........................            274,375
     250,000   Rowan
                  Senior Unsecured Notes
                  5.000%, 09/01/17 ..........................            256,509
     250,000   Valero Energy
                  9.375%, 03/15/19 ..........................            318,142
     400,000   Weatherford International
                  9.625%, 03/01/19 ..........................            521,838
                                                                ----------------
                                                                       5,718,002
                                                                ----------------
               FINANCIALS - 18.77%
     250,000   AFLAC
                  Senior Unsecured Notes
                  8.500%, 05/15/19 ..........................            309,203
     450,000   American Financial Group
                  Senior Unsecured Notes
                  9.875%, 06/15/19 ..........................            536,177
     250,000   Aon
                  Senior Unsecured Notes
                  6.250%, 09/30/40 ..........................            254,447
     500,000   Barclays Bank
                  Senior Unsecured Notes
                  1.343%, 01/13/14 (b) ......................            503,326
     500,000   Bear Stearns, MTN
                  Senior Unsecured Notes
                  0.674%, 11/21/16 (b) ......................            476,082
               Berkshire Hathaway Finance
     100,000      0.428%, 01/13/12 (b) ......................            100,155
                  Senior Unsecured Notes
     250,000      0.716%, 02/11/13 (b) ......................            251,506
     150,000   Blackstone Holdings Finance
                  6.625%, 08/15/19 (c) ......................            156,542
     250,000   Bunge Ltd Finance
                  8.500%, 06/15/19 ..........................            295,362

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 37

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
PAR VALUE                                                             VALUE
---------                                                       ----------------
               FINANCIALS (CONTINUED)
$  2,000,000   Citigroup
                  Senior Subordinated Notes
                  0.838%, 08/25/36 (b) ......................   $      1,373,900
     250,000   Discover Bank
                  Subordinated Notes
                  7.000%, 04/15/20 ..........................            274,018
     800,000   Goldman Sachs Capital I
                  6.345%, 02/15/34 ..........................            765,522
     450,000   Harley-Davidson Funding
                  5.750%, 12/15/14 (c) ......................            478,925
     250,000   Hyundai Capital Services
                  Senior Unsecured Notes
                  4.375%, 07/27/16 (c) ......................            251,756
     250,000   IPIC GMTN
                  5.000%, 11/15/20 (c) ......................            244,685
     500,000   Jefferies Group
                  Senior Unsecured Notes
                  8.500%, 07/15/19 ..........................            583,874
     250,000   Lincoln National
                  Senior Unsecured Notes
                  7.000%, 06/15/40 ..........................            278,878
     300,000   Marsh & McLennan
                  Senior Unsecured Notes
                  9.250%, 04/15/19 ..........................            376,463
     750,000   Merrill Lynch, MTN
                  6.875%, 04/25/18 ..........................            832,379
   1,000,000   NB Capital Trust II
                  7.830%, 12/15/26 ..........................          1,022,500
     500,000   Sinochem Overseas Capital
                  6.300%, 11/12/40 (c) ......................            500,944
   1,000,000   SLM, MTN
                  Senior Unsecured Notes
                  5.625%, 08/01/33 ..........................            812,888
                                                                ----------------
                                                                      10,679,532
                                                                ----------------
               HEALTH CARE - 5.16%
     300,000   Boston Scientific
                  Senior Unsecured Notes
                  7.000%, 11/15/35 ..........................            292,558
               Davita
     125,000      6.375%, 11/01/18 ..........................            126,250
     125,000      6.625%, 11/01/20 ..........................            127,500
     200,000   Hospira
                  Senior Unsecured Notes, GMTN
                  6.400%, 05/15/15 ..........................            226,658
     250,000   Humana
                  Senior Unsecured Notes
                  8.150%, 06/15/38 ..........................            280,965
     500,000   Lorillard Tobacco
                  8.125%, 05/01/40 ..........................            490,063
     750,000   McKesson
                  Senior Unsecured Notes
                  7.500%, 02/15/19 ..........................            906,173
     450,000   WellPoint
                  Senior Unsecured Notes
                  6.800%, 08/01/12 ..........................            488,020
                                                                ----------------
                                                                       2,938,187
                                                                ----------------
               INDUSTRIALS - 2.03%
     250,000   Ball
                  6.625%, 03/15/18 ..........................            256,875
     250,000   Caterpillar
                  Senior Unsecured Notes
                  7.000%, 12/15/13 ..........................            289,899

                                                                     MARKET
PAR VALUE                                                             VALUE
---------                                                       ----------------
               INDUSTRIALS (CONTINUED)
$    250,000   FedEx
                  Senior Notes
                  8.000%, 01/15/19 ..........................   $        307,218
     250,000   Waste Management
                  7.375%, 03/11/19 ..........................            300,894
                                                                ----------------
                                                                       1,154,886
                                                                ----------------
               INFORMATION TECHNOLOGY - 3.49%
     500,000   Hewlett-Packard
                  Senior Unsecured Notes
                  0.427%, 09/13/12 (b) ......................            500,838
     500,000   IBM
                  Senior Unsecured Notes
                  0.332%, 06/15/12 (b) ......................            500,271
     250,000   KLA Instruments
                  Senior Unsecured Notes
                  6.900%, 05/01/18 ..........................            276,496
     200,000   Motorola
                  Senior Unsecured Notes
                  6.625%, 11/15/37 ..........................            203,998
     500,000   Telecom Italia Capital SA
                  7.721%, 06/04/38 ..........................            505,921
                                                                ----------------
                                                                       1,987,524
                                                                ----------------
               MATERIALS - 4.95%
     400,000   ArcelorMittal
                  Senior Unsecured Notes
                  7.000%, 10/15/39 ..........................            411,214
     700,000   Bemis
                  Senior Unsecured Notes
                  6.800%, 08/01/19 ..........................            801,188
     250,000   Dow Chemical (The)
                  Senior Unsecured Notes
                  8.550%, 05/15/19 ..........................            312,358
     500,000   International Paper
                  Senior Unsecured Notes
                  8.700%, 06/15/38 ..........................            623,484
     550,000   Rio Tinto Finance
                  8.950%, 05/01/14 ..........................            668,697
                                                                ----------------
                                                                       2,816,941
                                                                ----------------
               TELECOMMUNICATION SERVICES - 4.25%
     250,000   CBS
                  8.875%, 05/15/19 ..........................            314,724
     250,000   DirecTV Holdings/DirecTV Financing
                  6.000%, 08/15/40 ..........................            245,917
     250,000   Expedia
                  5.950%, 08/15/20 ..........................            255,000
     350,000   Frontier Communications
                  Senior Unsecured Notes
                  9.000%, 08/15/31 ..........................            372,750
     250,000   Qtel International Finance
                  3.375%, 10/14/16 (c) ......................            239,329
     173,000   Telus
                  Senior Unsecured Notes
                  8.000%, 06/01/11 ..........................            177,085
     450,000   Time Warner Cable
                  8.250%, 02/14/14 ..........................            525,636
     250,000   Viacom
                  Senior Unsecured Notes
                  6.125%, 10/05/17 ..........................            288,253
                                                                ----------------
                                                                       2,418,694
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 38

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
PAR VALUE                                                             VALUE
---------                                                       ----------------
               UTILITIES - 4.55%
$    200,000   Allegheny Energy Supply
                  Senior Unsecured Notes
                  6.750%, 10/15/39 (c) ......................   $        192,247
     500,000   Dubai Electricity & Water Authority
                  Senior Unsecured Notes
                  8.500%, 04/22/15 (c) ......................            530,924
     450,000   FPL Group Capital
                  7.875%, 12/15/15 ..........................            541,163
     250,000   Oncor Electric Delivery
                  7.500%, 09/01/38 ..........................            306,277
     150,000   Pacific Gas & Electric
                  Senior Unsecured Notes
                  8.250%, 10/15/18 ..........................            195,812
     450,000   Sempra Energy
                  Senior Unsecured Notes
                  9.800%, 02/15/19 ..........................            605,272
     150,000   Virginia Electric and Power
                  Senior Unsecured Notes
                  8.875%, 11/15/38 ..........................            216,386
                                                                ----------------
                                                                       2,588,081
                                                                ----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $33,120,359) ........................         35,856,851
                                                                ----------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.26%
               FANNIE MAE - 11.54%
     448,175   6.000%, 11/01/17,
                  Pool # 662854 .............................            489,787
     229,393   6.000%, 04/01/18,
                  Pool # 725175 .............................            250,189
     395,603   5.500%, 11/01/18,
                  Pool # 748886 .............................            428,240
     206,054   4.500%, 06/01/19,
                  Pool # 747860 .............................            218,131
     825,653   6.000%, 01/01/21,
                  Pool # 850787 .............................            902,312
     388,170   6.000%, 09/01/32,
                  Pool # 847899 .............................            428,114
     166,076   6.000%, 02/01/34,
                  Pool # 771952 .............................            183,166
     211,285   7.500%, 02/01/35,
                  Pool # 787557 .............................            242,923
      83,753   7.500%, 04/01/35,
                  Pool # 819231 .............................             96,294
     275,676   6.000%, 11/01/35,
                  Pool # 844078 .............................            301,459
     475,625   5.000%, 05/01/36,
                  Pool # 745581 .............................            500,988
     314,135   6.000%, 12/01/36,
                  Pool # 888029 .............................            342,337
     393,332   5.500%, 06/01/37,
                  Pool # 918778 .............................            420,926
     384,463   6.500%, 10/01/37,
                  Pool # 888890 .............................            429,268
   1,250,069   5.500%, 03/01/38,
                  Pool # 962344 .............................          1,337,574
                                                                ----------------
                                                                       6,571,708
                                                                ----------------
               FREDDIE MAC - 9.98%
     925,783   5.500%, 11/01/20,
                  Gold Pool # G18083 ........................          1,000,569
     166,549   5.500%, 12/01/20,
                  Gold Pool # G11820 ........................            180,003

                                                                     MARKET
PAR VALUE                                                             VALUE
---------                                                       ----------------
               FREDDIE MAC (CONTINUED)
$    165,803   6.000%, 10/01/35,
                  Gold Pool # A47772 ........................   $        181,025
     441,503   5.500%, 05/01/37,
                  Gold Pool # A60048 ........................            471,324
     911,441   5.500%, 09/01/37,
                  Gold Pool # G03202 ........................            973,004
   1,198,047   5.000%, 02/01/38,
                  Gold Pool # A73409 ........................          1,255,502
   1,534,979   5.000%, 04/01/38,
                  Gold Pool # G04334 ........................          1,617,073
                                                                ----------------
                                                                       5,678,500
                                                                ----------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.18%
     471,671   5.000%, 05/01/37,
                  Pool # 782156 .............................            501,682
   1,082,614   5.000%, 08/20/37,
                  Pool # 4015 ...............................          1,151,109
     808,592   6.000%, 07/20/38,
                  Pool # 4195 ...............................            887,512
     369,190   6.000%, 01/15/39,
                  Pool # 698036 .............................            406,529
                                                                ----------------
                                                                       2,946,832
                                                                ----------------
               U.S. TREASURY BOND - 0.73%
     500,000   3.500%, 02/15/39 .............................            415,391
                                                                ----------------
               U.S. TREASURY INFLATION INDEX BOND - 1.83%
   1,044,350   1.750%, 01/15/28 .............................          1,039,943
                                                                ----------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $15,562,246) ........................         16,652,374
                                                                ----------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.26%
     275,000   Bear Stearns Commercial Mortgage Securities
                  Series 2007-T28, Class A4
                  5.742%, 09/11/42 (d) ......................            298,842
      89,348   CS First Boston Mortgage Securities
                  Series 2005-C5, Class A2
                  5.100%, 08/15/38 (d) ......................             89,457
     899,302   JP Morgan Chase Commercial Mortgage Securities
                  Series 2005-CB13, Class A2
                  5.247%, 01/12/43 (d) ......................            898,943
                                                                ----------------
               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                  (Cost $1,119,169) .........................          1,287,242
                                                                ----------------
ASSET-BACKED SECURITIES - 2.13%
       5,799   Ford Credit Auto Owner Trust
                  Series 2007-B, Class A3A
                  5.150%, 11/15/11 (d) ......................              5,810
     500,000   Honda Auto Receivables Owner Trust
                  Series 2008-1, Class A4
                  4.880%, 09/18/14 (d) ......................            509,121
     342,056   Nissan Auto Receivables Owner Trust
                  Series 2009-1, Class A3
                  5.000%, 09/15/14 (d) ......................            350,698
     338,179   USAA Auto Owner Trust
                  Series 2008-1, Class A4
                  4.500%, 10/15/13 (d) ......................            345,334
                                                                ----------------
               TOTAL ASSET-BACKED SECURITIES
                  (Cost $1,212,778) .........................          1,210,963
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 39

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     MARKET
PAR VALUE                                                             VALUE
---------                                                       ----------------
FOREIGN GOVERNMENT BOND - 0.28%
$    150,000   State of Qatar
                  Senior Notes
                  6.400%, 01/20/40 (c) ......................   $        159,000
                                                                ----------------
               TOTAL FOREIGN GOVERNMENT BOND
                  (Cost $149,697) ...........................            159,000
                                                                ----------------

SHARES
------------
INVESTMENT COMPANY - 1.66%
     945,948   BlackRock Liquidity Funds
                  TempCash Portfolio ........................            945,948
                                                                ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $945,948) ...........................            945,948
                                                                ----------------
TOTAL INVESTMENTS - 98.60%
   (Cost $52,110,197)* ......................................         56,112,378
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 1.40% ....................            799,504
                                                                ----------------
NET ASSETS - 100.00% ........................................   $     56,911,882
                                                                ================

----------
* At January 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....   $4,952,690
Gross unrealized depreciation ....     (950,509)
                                     ----------
Net unrealized appreciation ......   $4,002,181
                                     ==========

(a) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following peri-ods until maturity. The coupon rate was 8.375% until April 17, 2009, 8.875% until May 15, 2010, 8.625% until May 18, 2010 and will be 8.375% until maturity.

(b) Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2011.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are pur-chased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2011, these securities amounted to $2,754,352 or 4.84% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

GMTN Global Medium Term Note
MTN Medium Term Note

PORTFOLIO COMPOSITION
Investment Company ..............................     2%
U.S. Government Obligations .....................     3%
U.S. Government Agency Obligations ..............    27%
Corporate Notes and Bonds (Moody's Ratings(d))
   Aaa ..........................................     4%
   Aa ...........................................     5%
   A ............................................     7%
   Baa ..........................................    41%
   Ba ...........................................    11%
                                                    ---
                                                    100%
                                                    ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 40

Aston Funds

                                                                JANUARY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE (1) SECURITY VALUATION: Equity securities, closed-end funds, exchange traded funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund's net asset value ("NAV") at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in exchange traded funds ("ETFs"), which are shares of other investment companies ("underlying funds"). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund's fees and expenses.

Certain Funds invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund's fees and expenses.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     - Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. A summary of the inputs used to value the Funds' net assets as of January 31, 2011 is as follows:

                                                                                    Level 2       Level 3
                                                     Total           Level 1      Significant    Significant
                                                   Value at          Quoted        Observable   Unobservable
FUNDS                                              01/31/11          Prices          Inputs        Inputs
-----                                           --------------   --------------   -----------   ------------
MONTAG & CALDWELL GROWTH FUND
   Investments in Securities* ...............   $3,222,783,626   $3,222,783,626   $        --        $--
                                                ==============   ==============   ===========        ===
VEREDUS SELECT GROWTH FUND
   Investments in Securities* ...............   $  114,198,571   $  114,198,571   $        --        $--
                                                ==============   ==============   ===========        ===
TAMRO DIVERSIFIED EQUITY FUND
   Common Stocks* ...........................   $   17,405,216   $   17,405,216   $        --        $--
   Investment Company* ......................        1,084,565        1,084,565            --         --
   Derivatives - Assets:
      Equity Contracts ......................          124,208          124,208            --         --
                                                --------------   --------------   -----------        ---
   Total ....................................   $   18,613,989   $   18,613,989   $        --        $--
                                                ==============   ==============   ===========        ===
HERNDON LARGE CAP VALUE FUND
   Investments in Securities* ...............   $   10,959,013   $   10,959,013   $        --        $--
                                                ==============   ==============   ===========        ===
VALUE FUND
   Investments in Securities* ...............   $  243,467,137   $  243,467,137   $        --        $--
                                                ==============   ==============   ===========        ===


                                      | 41

Aston Funds

                                                                JANUARY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                    Level 2       Level 3
                                                     Total           Level 1      Significant    Significant
                                                   Value at          Quoted        Observable   Unobservable
FUNDS                                              01/31/11          Prices          Inputs        Inputs
-----                                           --------------   --------------   -----------   ------------
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   Investments in Securities* ...............   $  334,062,150   $  334,062,150   $        --        $--
                                                ==============   ==============   ===========        ===
MONTAG & CALDWELL MID CAP GROWTH FUND
   Investments in Securities* ...............   $    4,219,661   $    4,219,661   $        --        $--
                                                ==============   ==============   ===========        ===
OPTIMUM MID CAP FUND
   Investments in Securities* ...............   $2,467,882,739   $2,467,882,739   $        --        $--
                                                ==============   ==============   ===========        ===
CARDINAL MID CAP VALUE FUND
   Investments in Securities* ...............   $    1,617,767   $    1,617,767   $        --        $--
                                                ==============   ==============   ===========        ===
VEREDUS AGGRESSIVE GROWTH FUND
   Investments in Securities* ...............   $   54,506,847   $   54,506,847   $        --        $--
                                                ==============   ==============   ===========        ===
TAMRO SMALL CAP FUND
   Common Stocks* ...........................   $  952,011,623   $  952,011,623   $        --        $--
   Corporate Notes and Bonds ................          614,513               --       614,513         --
   Investment Company .......................       23,496,448       23,496,448           --          --
                                                --------------   --------------   -----------        ---
   Total ....................................   $  976,122,584   $  975,508,071   $   614,513        $--
                                                ==============   ==============   ===========        ===
RIVER ROAD SELECT VALUE FUND
   Investments in Securities* ...............   $  225,991,725   $  225,991,725   $        --        $--
                                                ==============   ==============   ===========        ===
RIVER ROAD SMALL CAP VALUE FUND
   Common Stocks
   Consumer Discretionary ...................   $  129,939,306   $  117,267,661   $ 12,671,645       $--
   Consumer Staples .........................       57,462,384       53,642,876     3,819,508         --
   Energy ...................................       15,766,005       15,766,005            --         --
   Financials ...............................       76,692,631       74,917,346     1,775,285         --
   Health Care ..............................       42,378,335       42,378,335            --         --
   Industrials ..............................       70,897,826       70,897,826            --         --
   Information Technology ...................       45,150,187       43,111,392     2,038,795         --
   Materials ................................       26,200,402       26,200,402            --         --
   Telecommunication Services ...............        7,582,753        7,582,753            --         --
   Utilities ................................       12,667,962       12,667,962            --         --
                                                --------------   --------------   -----------        ---
                                                   484,737,791       464,432,558    20,305,233         --
                                                --------------   --------------   -----------        ---
   Investment Company* ......................       17,396,320       17,396,320            --         --
                                                --------------   --------------   -----------        ---
   Total ....................................   $  502,134,111   $  481,828,878   $20,305,233        $--
                                                ==============   ==============   ===========        ===
CROSSWIND SMALL CAP GROWTH FUND
   Investments in Securities* ...............   $    1,372,936   $    1,372,936   $        --        $--
                                                ==============   ==============   ===========        ===
RIVER ROAD INDEPENDENT VALUE FUND
   Investments in Securities* ...............   $    9,248,069   $    9,248,069   $        --        $--
                                                ==============   ==============   ===========        ===
NEPTUNE INTERNATIONAL FUND
   Common Stocks
   Australia ................................   $       28,201   $           --   $    28,201        $--
   Brazil ...................................           36,730           36,730            --         --
   China ....................................          658,923          190,102       468,821         --
   India ....................................           68,527           68,527            --         --
   Japan ....................................           29,827               --        29,827         --
   Luxembourg ...............................           19,819               --        19,819         --
   Netherlands ..............................           76,303           13,840        62,463         --
   Norway ...................................           56,308               --        56,308         --
   Russia ...................................          464,788          368,920        95,868         --
   Switzerland ..............................           44,536               --        44,536         --
   Taiwan ...................................           39,210           39,210            --         --
   United Kingdom ...........................          398,375               --       398,375         --
                                                --------------   --------------   -----------        ---
                                                     1,921,547          717,329     1,204,218         --
                                                --------------   --------------   -----------        ---
   Investment Company* ......................          126,163          126,163            --         --
                                                --------------   --------------   -----------        ---
   Total ....................................   $    2,047,710   $      843,492   $ 1,204,218        $--
                                                ==============   ==============   ===========        ===


                                      | 42

Aston Funds

                                                                JANUARY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                    Level 2       Level 3
                                                     Total           Level 1      Significant    Significant
                                                   Value at          Quoted        Observable   Unobservable
FUNDS                                              01/31/11          Prices          Inputs        Inputs
-----                                           --------------   --------------   -----------   ------------
BARINGS INTERNATIONAL FUND
   Common Stocks
   Australia ................................   $    1,656,934   $           --   $ 1,656,934        $--
   Brazil ...................................          468,093          468,093            --         --
   China ....................................          772,461               --       772,461         --
   France ...................................        3,961,036               --     3,961,036         --
   Germany ..................................        3,868,481               --     3,868,481         --
   Hong Kong ................................        1,813,027               --     1,813,027         --
   India ....................................          831,917          831,917            --         --
   Israel ...................................          800,687               --       800,687         --
   Japan ....................................        8,291,633               --     8,291,633         --
   Netherlands ..............................        1,418,190               --     1,418,190         --
   Norway ...................................        1,495,983               --     1,495,983         --
   Papua New Guinea .........................          687,907               --       687,907         --
   Russia ...................................          775,237          775,237            --         --
   Singapore ................................        1,681,827               --     1,681,827         --
   South Korea ..............................        1,343,673               --     1,343,673         --
   Spain ....................................          705,360               --       705,360         --
   Sweden ...................................          712,047               --       712,047         --
   Switzerland ..............................        3,537,587               --     3,537,587         --
   Turkey ...................................          507,959               --       507,959         --
   United Kingdom ...........................       12,888,669               --    12,888,669         --
                                                --------------   --------------   -----------        ---
                                                    48,218,708        2,075,247    46,143,461         --
                                                --------------   --------------   -----------        ---
   Investment Company* ......................          910,645          910,645            --         --
                                                --------------   --------------   -----------        ---
   Total ....................................   $   49,129,353   $    2,985,892   $46,143,461        $--
                                                ==============   ==============   ===========        ===
DYNAMIC ALLOCATION FUND
   Investments in Securities* ...............   $   53,967,609   $   53,967,609   $        --        $--
                                                ==============   ==============   ===========        ===
M.D. SASS ENHANCED EQUITY FUND
   Common Stocks* ...........................   $  120,220,425   $  120,220,425   $        --        $--
   Investment Company* ......................        1,052,548        1,052,548            --         --
   Derivatives - Assets:
      Equity Contracts ......................          467,900          467,900            --         --
   Derivatives - Liabilities:
      Equity Contracts ......................       (5,101,283)      (5,101,283)           --         --
                                                --------------   --------------   -----------        ---
   Total ....................................   $  116,639,590   $  116,639,590   $        --        $--
                                                ==============   ==============   ===========        ===
NEW CENTURY ABSOLUTE RETURN ETF FUND
   Investments in Securities* ...............   $   13,276,517   $   13,276,517   $        --        $--
                                                ==============   ==============   ===========        ===
LAKE PARTNERS LASSO ALTERNATIVE FUND
   Investments in Securities* ...............   $   45,767,834   $   45,767,834   $        --        $--
                                                ==============   ==============   ===========        ===
FORTIS REAL ESTATE FUND
   Investments in Securities* ...............   $   38,371,327   $   38,371,327   $        --        $--
                                                ==============   ==============   ===========        ===
MONTAG & CALDWELL BALANCED FUND
   Common Stocks* ...........................   $   18,917,988   $   18,917,988   $        --        $--
   Corporate Notes and Bonds ................        6,835,643               --     6,835,643         --
   U.S. Government and Agency Obligations ...        3,388,610               --     3,388,610         --
   Asset-Backed Securities ..................           37,344               --        37,344         --
   Investment Company* ......................        1,787,410        1,787,410            --         --
                                                --------------   --------------   -----------        ---
   Total ....................................   $   30,966,995   $   20,705,398   $10,261,597        $--
                                                ==============   ==============   ===========        ===
TCH FIXED INCOME FUND
   Corporate Notes and Bonds ................   $   35,856,851   $           --   $35,856,851        $--
   U.S. Government and Agency Obligations ...       16,652,374               --    16,652,374         --
   Commercial Mortgage-Backed Securities ....        1,287,242               --     1,287,242         --
   Asset-Backed Securities ..................        1,210,963               --     1,210,963         --
   Foreign Government Bond ..................          159,000               --       159,000         --
   Investment Company* ......................          945,948          945,948            --         --
                                                --------------   --------------   -----------        ---
   Total ....................................   $   56,112,378   $      945,948   $55,166,430        $--
                                                ==============   ==============   ===========        ===

* All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.


                                      | 43

Aston Funds

                                                                JANUARY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements occurred at 01/31/11 and therefore the Fund utilized the external pricing service model adjustments. As a result, securities still held at January 31, 2011 by the Neptune International Fund and Barings International Fund since the beginning of the period, were transferred from Level 1 into Level 2 with an end of period value of $1,148,379 and $39,533,977, respectively. The remaining Funds' did not have any significant transfers in and out of Level 1 and Level 2 during the period.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of January 31, 2011:

                                                                  Common Stocks
                                                                  -------------
NEPTUNE INTERNATIONAL FUND
   United Kingdom
   Fair Value, beginning of period ............................      $ 513
   Net purchases (sales) ......................................       (507)
   Total net realized gains (losses) ..........................          2
   Total change in unrealized appreciation (deprecation) ......         (8)
                                                                     -----
   Fair Value, end of period ..................................      $  --
                                                                     =====
   Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period ...............      $  --
                                                                     =====

                                                                  Common Stocks
                                                                  -------------
BARINGS INTERNATIONAL FUND
   United Kingdom
   Fair Value, beginning of period ............................     $ 7,610
   Net purchases (sales) ......................................      (7,529)
   Total net realized gains (losses) ..........................          34
   Total change in unrealized appreciation (deprecation) ......        (115)
                                                                    -------
   Fair Value, end of period ..................................     $    --
                                                                    =======
   Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period ...............     $    --
                                                                    =======

NOTE (2) OPTIONS CONTRACTS: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes only. Writing put options or purchasing call options tends to increase a Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund's Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the year in the TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds. The fair value of purchased options in the TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds is included in the Total Investments on the Schedule of Investments. The premiums received and the fair value of written equity options outstanding in the M.D. Sass Enhanced Equity Fund are included in a table on the Schedule of Investments. See the Schedules of Investments for open options contracts held by TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds at January 31, 2011. For the three months ended January 31, 2011, the average* volume of derivative activities are as follows:

                                           PURCHASED         WRITTEN
                                            OPTIONS          OPTIONS
FUNDS                                        (COST)    (PREMIUMS RECEIVED)
-----                                      ---------   -------------------
TAMRO Diversified Equity Fund               $154,082      $       --
M.D. Sass Enhanced Equity Fund               784,965       3,153,982

*    ESTIMATE BASED ON QUARTER-END HOLDINGS


                                      | 44

Aston Funds

                                                                JANUARY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED


NOTE (3) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.


                                      | 45

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aston Funds


By (Signature and Title)* /s/ Stuart D. Bilton
                          ------------------------------------------------------
                          Stuart D. Bilton, Chief Executive Officer
                          (principal executive officer)

Date March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Stuart D. Bilton
                          ------------------------------------------------------
                          Stuart D. Bilton, Chief Executive Officer
                          (principal executive officer)

Date March 29, 2011


By (Signature and Title)* /s/ Laura M. Curylo
                          ------------------------------------------------------
                          Laura M. Curylo, Treasurer and Chief Financial Officer (principal financial officer)

Date March 29, 2011

* Print the name and title of each signing officer under his or her signature.